UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07043

Name of Registrant: Vanguard Admiral Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Item 1: Schedule of Investments

Vanguard Admiral Treasury Money Market Fund

Schedule of Investments
As of November 30, 2014

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (99.8%)
United States Treasury Bill	0.031%	12/4/14	316,793	316,792
United States Treasury Bill	0.023%–0.065%	12/11/14	897,199	897,192
United States Treasury Bill	0.019%	12/18/14	770,000	769,993
United States Treasury Bill	0.016%–0.057%	12/26/14	769,000	768,983
United States Treasury Bill	0.013%	1/2/15	9,739	9,739
United States Treasury Bill	0.020%	1/8/15	545,000	544,989
United States Treasury Bill	0.021%	1/29/15	518,000	517,983
United States Treasury Bill	0.056%	2/5/15	160,000	159,984
United States Treasury Bill	0.030%	2/12/15	640,000	639,961
United States Treasury Bill	0.030%	2/19/15	740,000	739,951
United States Treasury Bill	0.018%	2/26/15	1,220,000	1,219,948
United States Treasury Bill	0.041%	4/16/15	190,000	189,971
United States Treasury Bill	0.048%	4/23/15	138,000	137,974
United States Treasury Bill	0.054%	4/30/15	250,000	249,944
United States Treasury Floating Rate Note	0.090%	7/31/16	150,000	150,000
United States Treasury Floating Rate Note	0.073%	10/31/16	500,000	499,854
United States Treasury Note/Bond	0.250%	2/15/15	165,000	165,068
United States Treasury Note/Bond	4.000%	2/15/15	750,000	756,122
United States Treasury Note/Bond	0.250%	2/28/15	476,000	476,233
United States Treasury Note/Bond	2.375%	2/28/15	544,000	547,106
United States Treasury Note/Bond	0.375%	3/15/15	350,000	350,339
United States Treasury Note/Bond	0.125%	4/30/15	955	955
United States Treasury Note/Bond	2.125%	5/31/15	2,000	2,020
Total U.S. Government and Agency Obligations (Cost $10,111,101)				10,111,101
Total Investments (99.8%) (Cost $10,111,101)				10,111,101
Other Assets and Liabilities-Net (0.2%)				19,127
Net Assets (100%)				10,130,228
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted

Admiral Treasury Money Market Fund

price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard S&P 500 Value Index Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (7.4%)
Ford Motor Co.	108,157	1,701
Walt Disney Co.	14,533	1,344
Target Corp.	17,673	1,308
Home Depot Inc.	13,137	1,306
General Motors Co.	37,590	1,257
McDonald's Corp.	11,775	1,140
Time Warner Inc.	10,727	913
Twenty-First Century Fox Inc. Class A	23,636	870
Lowe's Cos. Inc.	11,012	703
Macy's Inc.	9,848	639
Carnival Corp.	12,561	555
Whirlpool Corp.	2,175	405
Yum! Brands Inc.	4,899	378
Kohl's Corp.	5,703	340
Delphi Automotive plc	4,602	336
* Dollar General Corp.	4,563	304
Staples Inc.	17,971	253
Genuine Parts Co.	2,391	246
DR Horton Inc.	9,257	236
Family Dollar Stores Inc.	2,665	211
Darden Restaurants Inc.	3,688	210
Gannett Co. Inc.	6,305	205
PulteGroup Inc.	9,448	204
Marriott International Inc. Class A	2,563	202
L Brands Inc.	2,466	199
Best Buy Co. Inc.	4,133	163
Leggett & Platt Inc.	3,847	162
* CarMax Inc.	2,694	153
Nordstrom Inc.	1,863	142
Newell Rubbermaid Inc.	3,666	133
* AutoNation Inc.	2,184	130
Lennar Corp. Class A	2,672	126
Ralph Lauren Corp. Class A	677	125
Cablevision Systems Corp. Class A	6,041	123
Mattel Inc.	3,858	122
Coach Inc.	3,064	114
Garmin Ltd.	1,976	113
PVH Corp.	849	108
PetSmart Inc.	1,354	107
Gap Inc.	2,601	103
Expedia Inc.	1,135	99
H&R Block Inc.	2,608	88
Hasbro Inc.	1,416	84
GameStop Corp. Class A	1,689	64
* Urban Outfitters Inc.	1,100	35
		17,759
Consumer Staples (11.7%)
Wal-Mart Stores Inc.	44,034	3,855

Procter & Gamble Co.	36,999	3,346
CVS Health Corp.	32,297	2,951
Mondelez International Inc. Class A	47,013	1,843
PepsiCo Inc.	17,649	1,767
Costco Wholesale Corp.	12,223	1,737
Coca-Cola Co.	37,427	1,678
Philip Morris International Inc.	19,168	1,666
Altria Group Inc.	25,997	1,307
Archer-Daniels-Midland Co.	18,002	948
Walgreen Co.	13,008	892
Kroger Co.	13,634	816
Sysco Corp.	16,364	659
Colgate-Palmolive Co.	9,337	650
Kimberly-Clark Corp.	4,272	498
ConAgra Foods Inc.	11,782	430
General Mills Inc.	7,678	405
Tyson Foods Inc. Class A	8,168	346
Molson Coors Brewing Co. Class B	4,440	343
Reynolds American Inc.	4,292	283
Kellogg Co.	3,424	227
Dr Pepper Snapple Group Inc.	2,837	210
Whole Foods Market Inc.	3,828	188
Brown-Forman Corp. Class B	1,807	175
JM Smucker Co.	1,534	157
Clorox Co.	1,504	153
McCormick & Co. Inc.	1,739	129
Campbell Soup Co.	2,638	119
Hormel Foods Corp.	1,419	75
Avon Products Inc.	7,155	70
		27,923
Energy (12.4%)
Exxon Mobil Corp.	118,928	10,768
Chevron Corp.	52,955	5,765
ConocoPhillips	34,289	2,265
Phillips 66	15,586	1,138
Occidental Petroleum Corp.	11,741	937
Valero Energy Corp.	14,724	716
Baker Hughes Inc.	12,133	692
Apache Corp.	10,666	684
Devon Energy Corp.	10,724	632
Marathon Oil Corp.	18,810	544
Williams Cos. Inc.	10,317	534
Hess Corp.	7,295	532
Anadarko Petroleum Corp.	6,632	525
National Oilwell Varco Inc.	6,119	410
Marathon Petroleum Corp.	4,425	399
Spectra Energy Corp.	9,904	375
ONEOK Inc.	5,800	314
* Cameron International Corp.	5,653	290
Tesoro Corp.	3,577	274
CONSOL Energy Inc.	6,411	251
Murphy Oil Corp.	4,651	225
Ensco plc Class A	6,510	220
Transocean Ltd.	9,494	199
Chesapeake Energy Corp.	7,392	150
* Southwestern Energy Co.	4,224	136
Noble Corp. plc	7,092	128

Nabors Industries Ltd.	8,070	106
QEP Resources Inc.	4,624	94
Cimarex Energy Co.	894	94
Denbury Resources Inc.	9,811	81
Diamond Offshore Drilling Inc.	1,903	56
* Newfield Exploration Co.	1,512	41
		29,575
Financials (24.4%)
* Berkshire Hathaway Inc. Class B	50,839	7,559
Wells Fargo & Co.	132,478	7,217
JPMorgan Chase & Co.	104,890	6,310
Bank of America Corp.	293,251	4,997
Citigroup Inc.	45,656	2,464
American International Group Inc.	39,791	2,181
Goldman Sachs Group Inc.	11,427	2,153
MetLife Inc.	31,365	1,744
Morgan Stanley	42,668	1,501
PNC Financial Services Group Inc.	15,075	1,319
Capital One Financial Corp.	15,653	1,302
Bank of New York Mellon Corp.	31,557	1,263
ACE Ltd.	9,363	1,071
US Bancorp	23,618	1,044
Travelers Cos. Inc.	9,455	988
Allstate Corp.	12,087	824
Aflac Inc.	12,634	755
BB&T Corp.	20,067	754
CME Group Inc.	8,808	745
Chubb Corp.	6,707	691
Simon Property Group Inc.	3,641	658
SunTrust Banks Inc.	14,806	582
HCP Inc.	12,796	573
Weyerhaeuser Co.	14,733	520
Hartford Financial Services Group Inc.	12,488	516
M&T Bank Corp.	3,680	464
Northern Trust Corp.	6,169	418
State Street Corp.	5,433	417
Progressive Corp.	15,010	409
Equity Residential	5,454	386
Loews Corp.	8,502	354
AvalonBay Communities Inc.	2,163	348
Public Storage	1,738	326
Ventas Inc.	4,182	299
Marsh & McLennan Cos. Inc.	5,153	292
McGraw Hill Financial Inc.	3,096	289
Boston Properties Inc.	2,131	276
General Growth Properties Inc.	9,984	267
XL Group plc Class A	7,394	263
Vornado Realty Trust	2,284	255
Prologis Inc.	5,717	242
Unum Group	7,106	236
Lincoln National Corp.	4,006	227
Cincinnati Financial Corp.	4,108	209
Health Care REIT Inc.	2,796	206
Regions Financial Corp.	19,221	194
Principal Financial Group Inc.	3,575	190
Host Hotels & Resorts Inc.	7,388	172
Legg Mason Inc.	2,854	162

Kimco Realty Corp.	6,297	160
Essex Property Trust Inc.	761	154
NASDAQ OMX Group Inc.	3,294	148
Navient Corp.	6,923	145
Assurant Inc.	1,991	135
Hudson City Bancorp Inc.	13,388	131
* Genworth Financial Inc. Class A	13,848	126
Leucadia National Corp.	4,773	110
Iron Mountain Inc.	2,892	110
Plum Creek Timber Co. Inc.	2,120	88
* CBRE Group Inc. Class A	2,481	84
Zions Bancorporation	2,827	79
Apartment Investment & Management Co. Class A	2,108	79
* E*TRADE Financial Corp.	3,208	73
People's United Financial Inc.	4,335	64
		58,318
Health Care (11.3%)
Johnson & Johnson	32,247	3,491
Pfizer Inc.	90,181	2,809
UnitedHealth Group Inc.	27,095	2,672
Merck & Co. Inc.	42,635	2,575
Eli Lilly & Co.	27,420	1,868
Abbott Laboratories	41,933	1,867
* Express Scripts Holding Co.	20,788	1,729
WellPoint Inc.	7,648	978
Bristol-Myers Squibb Co.	16,182	956
Medtronic Inc.	11,746	868
Aetna Inc.	9,889	863
Cardinal Health Inc.	9,388	772
McKesson Corp.	3,617	762
Covidien plc	6,552	662
Humana Inc.	4,302	594
Baxter International Inc.	7,403	540
AmerisourceBergen Corp. Class A	3,211	292
* Mallinckrodt plc	3,157	291
Quest Diagnostics Inc.	4,028	263
Zoetis Inc.	4,749	213
* CareFusion Corp.	3,282	194
* Intuitive Surgical Inc.	371	192
Zimmer Holdings Inc.	1,602	180
* Edwards Lifesciences Corp.	1,359	176
* Hospira Inc.	2,536	151
* DaVita HealthCare Partners Inc.	1,820	139
Agilent Technologies Inc.	2,972	127
* Laboratory Corp. of America Holdings	1,133	119
Patterson Cos. Inc.	2,415	116
* Waters Corp.	946	110
DENTSPLY International Inc.	1,772	98
* Varian Medical Systems Inc.	1,100	97
* Tenet Healthcare Corp.	1,662	80
PerkinElmer Inc.	1,481	67
		26,911
Industrials (8.9%)
General Electric Co.	279,811	7,412
Caterpillar Inc.	17,508	1,761
United Technologies Corp.	10,440	1,149

Deere & Co.	9,995	866
Honeywell International Inc.	7,420	735
General Dynamics Corp.	4,783	695
FedEx Corp.	3,850	686
Lockheed Martin Corp.	2,934	562
Eaton Corp. plc	7,566	513
Emerson Electric Co.	7,396	472
Northrop Grumman Corp.	3,305	466
Raytheon Co.	4,329	462
Illinois Tool Works Inc.	4,578	435
Stanley Black & Decker Inc.	4,358	412
CSX Corp.	10,036	366
CH Robinson Worldwide Inc.	4,097	302
L-3 Communications Holdings Inc.	2,401	299
Republic Services Inc. Class A	7,050	279
Fluor Corp.	4,388	272
Waste Management Inc.	5,444	265
Cummins Inc.	1,622	236
* Tyco International plc	5,485	235
Parker-Hannifin Corp.	1,702	220
Ingersoll-Rand plc	3,287	207
Roper Industries Inc.	1,145	181
* Jacobs Engineering Group Inc.	3,703	172
ADT Corp.	4,853	170
Nielsen NV	3,814	159
Rockwell Collins Inc.	1,693	145
Ryder System Inc.	1,480	142
Expeditors International of Washington Inc.	2,956	139
Pentair plc	2,104	136
Joy Global Inc.	2,730	134
* Quanta Services Inc.	3,813	116
Dover Corp.	1,393	107
Pall Corp.	1,008	97
Snap-on Inc.	711	96
Masco Corp.	3,579	87
Allegion plc	1,584	85
Xylem Inc.	2,038	78
		21,351
Information Technology (10.3%)
Intel Corp.	138,067	5,143
Cisco Systems Inc.	142,200	3,930
International Business Machines Corp.	14,230	2,308
Hewlett-Packard Co.	52,044	2,033
Oracle Corp.	41,717	1,769
EMC Corp.	56,573	1,717
Corning Inc.	36,003	757
Accenture plc Class A	7,746	669
Texas Instruments Inc.	11,909	648
Broadcom Corp. Class A	14,998	647
* eBay Inc.	10,395	570
Xerox Corp.	30,230	422
Applied Materials Inc.	14,950	360
TE Connectivity Ltd.	4,673	300
Avago Technologies Ltd. Class A	2,874	268
Computer Sciences Corp.	4,039	256
Analog Devices Inc.	4,638	253
Juniper Networks Inc.	11,208	248

Motorola Solutions Inc.	3,695	243
Symantec Corp.	8,847	231
Altera Corp.	5,084	191
Lam Research Corp.	2,255	186
NVIDIA Corp.	7,473	157
Xilinx Inc.	3,362	153
Paychex Inc.	3,002	142
Linear Technology Corp.	2,854	131
NetApp Inc.	2,841	121
* Citrix Systems Inc.	1,742	116
Harris Corp.	1,542	111
Western Union Co.	5,536	103
* Teradata Corp.	2,145	97
CA Inc.	3,029	94
* F5 Networks Inc.	710	92
FLIR Systems Inc.	1,335	42
		24,508
Materials (3.2%)
Dow Chemical Co.	31,302	1,523
EI du Pont de Nemours & Co.	10,975	784
Freeport-McMoRan Inc.	28,976	778
International Paper Co.	11,909	641
Alcoa Inc.	32,804	567
Nucor Corp.	8,892	477
Praxair Inc.	3,339	429
Mosaic Co.	8,881	406
Air Products & Chemicals Inc.	2,299	331
Newmont Mining Corp.	13,909	256
MeadWestvaco Corp.	4,690	210
Sigma-Aldrich Corp.	1,459	199
CF Industries Holdings Inc.	582	156
Vulcan Materials Co.	2,081	138
Ball Corp.	2,018	135
Avery Dennison Corp.	2,614	129
Bemis Co. Inc.	2,799	112
Martin Marietta Materials Inc.	908	109
Allegheny Technologies Inc.	3,028	102
International Flavors & Fragrances Inc.	925	94
Airgas Inc.	693	80
* Owens-Illinois Inc.	1,916	49
		7,705
Telecommunication Services (3.8%)
AT&T Inc.	144,621	5,117
Verizon Communications Inc.	55,486	2,807
CenturyLink Inc.	15,901	648
Frontier Communications Corp.	27,945	197
Windstream Holdings Inc.	16,787	170
* Level 3 Communications Inc.	2,632	131
		9,070
Utilities (6.4%)
Duke Energy Corp.	19,724	1,596
NextEra Energy Inc.	12,169	1,270
Southern Co.	24,978	1,185
Exelon Corp.	23,961	867
American Electric Power Co. Inc.	13,628	784
Sempra Energy	6,447	720

PG&E Corp.			13,147	664
PPL Corp.			18,528	658
Public Service Enterprise Group Inc.			14,109	590
Dominion Resources Inc.			8,124	589
Edison International			9,085	578
Consolidated Edison Inc.			8,168	516
Xcel Energy Inc.			14,094	478
Northeast Utilities			8,812	446
FirstEnergy Corp.			11,722	432
Entergy Corp.			5,009	420
DTE Energy Co.			4,936	402
NiSource Inc.			8,794	368
Wisconsin Energy Corp.			6,290	311
NRG Energy Inc.			9,419	294
Ameren Corp.			6,757	291
CenterPoint Energy Inc.			11,971	287
AES Corp.			18,556	257
CMS Energy Corp.			7,675	254
SCANA Corp.			3,954	226
Pinnacle West Capital Corp.			3,079	195
Pepco Holdings Inc.			7,001	193
AGL Resources Inc.			3,329	174
Integrys Energy Group Inc.			2,227	162
TECO Energy Inc.			6,489	129
				15,336
Total Common Stocks (Cost $202,840)				238,456
Temporary Cash Investments (0.0%)[1]
			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
[2,3] Freddie Mac Discount Notes	0.100%	3/27/15	100	100
Total Investments (99.8%) (Cost $202,940)				238,556
Other Assets and Liabilities-Net (0.2%)				359
Net Assets (100%)				238,915
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such

S&P 500 Value Index Fund

factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	238,456	—	—
Temporary Cash Investments	—	100	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	238,455	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

S&P 500 Value Index Fund

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2014	3	310	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2014, the cost of investment securities for tax purposes was $202,940,000. Net unrealized appreciation of investment securities for tax purposes was $35,616,000, consisting of unrealized gains of $38,868,000 on securities that had risen in value since their purchase and $3,252,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P 500 Growth Index Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (15.8%)
Comcast Corp. Class A	111,808	6,378
* Amazon.com Inc.	16,368	5,543
Walt Disney Co.	45,709	4,229
Home Depot Inc.	37,793	3,757
NIKE Inc. Class B	30,384	3,017
Starbucks Corp.	32,453	2,635
* Priceline Group Inc.	2,264	2,627
McDonald's Corp.	24,179	2,341
TJX Cos. Inc.	29,936	1,981
* DIRECTV	21,696	1,903
Time Warner Cable Inc.	12,036	1,797
Time Warner Inc.	20,311	1,729
Twenty-First Century Fox Inc. Class A	44,752	1,647
Lowe's Cos. Inc.	25,586	1,633
Johnson Controls Inc.	28,772	1,439
Viacom Inc. Class B	16,446	1,244
CBS Corp. Class B	20,937	1,149
VF Corp.	14,899	1,120
* Netflix Inc.	2,595	899
* Chipotle Mexican Grill Inc. Class A	1,339	889
Yum! Brands Inc.	11,395	880
Omnicom Group Inc.	10,850	838
Ross Stores Inc.	9,064	829
* O'Reilly Automotive Inc.	4,483	819
* AutoZone Inc.	1,408	813
* Michael Kors Holdings Ltd.	8,867	680
Harley-Davidson Inc.	9,394	655
Wynn Resorts Ltd.	3,502	625
Starwood Hotels & Resorts Worldwide Inc.	7,714	609
* Dollar Tree Inc.	8,882	607
* Bed Bath & Beyond Inc.	8,003	587
BorgWarner Inc.	9,867	558
L Brands Inc.	6,789	549
Tiffany & Co.	4,859	524
* Under Armour Inc. Class A	7,187	521
Tractor Supply Co.	5,947	457
Wyndham Worldwide Corp.	5,407	451
Marriott International Inc. Class A	5,473	431
Delphi Automotive plc	5,835	426
* Mohawk Industries Inc.	2,674	411
* Dollar General Corp.	6,029	402
* Discovery Communications Inc.	11,805	401
Interpublic Group of Cos. Inc.	18,251	370
* TripAdvisor Inc.	4,818	355
Scripps Networks Interactive Inc. Class A	4,484	351
* News Corp. Class A	21,575	335
Goodyear Tire & Rubber Co.	11,927	327
Harman International Industries Inc.	2,948	320
Gap Inc.	7,822	310

* CarMax Inc.	5,314	303
Genuine Parts Co.	2,910	299
Ralph Lauren Corp. Class A	1,578	292
PVH Corp.	2,251	286
Mattel Inc.	8,638	273
Coach Inc.	7,131	265
H&R Block Inc.	7,862	264
Nordstrom Inc.	3,274	250
Best Buy Co. Inc.	6,164	243
* Fossil Group Inc.	2,016	225
Newell Rubbermaid Inc.	6,161	224
* Discovery Communications Inc. Class A	6,399	223
Expedia Inc.	2,536	221
PetSmart Inc.	2,196	173
Lennar Corp. Class A	3,542	167
Hasbro Inc.	2,781	165
Garmin Ltd.	2,203	126
* Urban Outfitters Inc.	2,706	87
GameStop Corp. Class A	2,289	87
		67,571
Consumer Staples (8.3%)
Procter & Gamble Co.	59,656	5,395
Coca-Cola Co.	112,549	5,046
PepsiCo Inc.	37,754	3,779
Philip Morris International Inc.	37,790	3,285
Altria Group Inc.	45,414	2,282
Colgate-Palmolive Co.	22,623	1,574
Kraft Foods Group Inc.	25,660	1,544
Walgreen Co.	17,867	1,226
Kimberly-Clark Corp.	9,530	1,111
Lorillard Inc.	15,553	982
Mead Johnson Nutrition Co.	8,733	907
General Mills Inc.	14,553	768
Keurig Green Mountain Inc.	5,262	748
Estee Lauder Cos. Inc. Class A	9,718	720
* Constellation Brands Inc. Class A	7,238	698
* Monster Beverage Corp.	6,210	696
Hershey Co.	6,445	646
Whole Foods Market Inc.	9,676	474
Reynolds American Inc.	6,672	440
Coca-Cola Enterprises Inc.	9,759	429
Brown-Forman Corp. Class B	4,033	391
Kellogg Co.	5,760	382
Safeway Inc.	9,953	347
Clorox Co.	3,229	328
Dr Pepper Snapple Group Inc.	4,053	300
McCormick & Co. Inc.	2,926	217
JM Smucker Co.	2,026	208
Hormel Foods Corp.	3,609	192
Campbell Soup Co.	3,634	165
Avon Products Inc.	7,726	76
		35,356
Energy (4.8%)
Schlumberger Ltd.	56,006	4,814
^ Kinder Morgan Inc.	64,805	2,680
EOG Resources Inc.	23,651	2,051

Halliburton Co.	36,743	1,551
Occidental Petroleum Corp.	15,492	1,236
Anadarko Petroleum Corp.	11,583	917
Pioneer Natural Resources Co.	6,182	885
Noble Energy Inc.	15,562	765
Williams Cos. Inc.	13,074	677
National Oilwell Varco Inc.	9,107	610
Cabot Oil & Gas Corp.	18,026	596
EQT Corp.	6,544	595
Spectra Energy Corp.	13,622	516
Marathon Petroleum Corp.	5,384	485
* FMC Technologies Inc.	10,145	485
Range Resources Corp.	7,287	478
Helmerich & Payne Inc.	4,675	325
* Southwestern Energy Co.	8,723	281
Cimarex Energy Co.	2,368	248
Chesapeake Energy Corp.	11,021	223
* Newfield Exploration Co.	3,556	97
		20,515
Financials (9.3%)
American Express Co.	38,883	3,594
Citigroup Inc.	60,248	3,252
BlackRock Inc.	5,449	1,957
US Bancorp	41,257	1,824
American Tower Corporation	17,112	1,797
Prudential Financial Inc.	19,871	1,689
Simon Property Group Inc.	7,786	1,408
Charles Schwab Corp.	49,549	1,403
Discover Financial Services	19,953	1,308
Crown Castle International Corp.	14,422	1,198
Aon plc	12,547	1,160
Intercontinental Exchange Inc.	4,901	1,108
Ameriprise Financial Inc.	8,087	1,066
Franklin Resources Inc.	17,017	968
T. Rowe Price Group Inc.	11,364	948
Marsh & McLennan Cos. Inc.	15,519	878
Moody's Corp.	8,029	811
State Street Corp.	9,879	758
Invesco Ltd.	18,691	754
Fifth Third Bancorp	36,040	725
Health Care REIT Inc.	9,658	711
Public Storage	3,571	670
McGraw Hill Financial Inc.	6,903	645
Prologis Inc.	12,743	539
KeyCorp	37,880	511
Equity Residential	7,188	509
Host Hotels & Resorts Inc.	21,255	494
* Affiliated Managers Group Inc.	2,400	489
Macerich Co.	6,078	481
Ventas Inc.	6,242	447
Vornado Realty Trust	3,996	446
Boston Properties Inc.	3,313	429
AvalonBay Communities Inc.	2,324	374
Comerica Inc.	7,830	365
Huntington Bancshares Inc.	35,392	358
Principal Financial Group Inc.	6,258	333
Essex Property Trust Inc.	1,563	316

General Growth Properties Inc.	11,675	312
Torchmark Corp.	5,652	304
Regions Financial Corp.	29,857	301
Lincoln National Corp.	5,076	287
* CBRE Group Inc. Class A	8,212	277
Kimco Realty Corp.	7,999	204
Plum Creek Timber Co. Inc.	4,368	182
* E*TRADE Financial Corp.	7,514	171
Navient Corp.	7,454	156
Leucadia National Corp.	6,313	146
Iron Mountain Inc.	3,483	132
Zions Bancorporation	4,395	123
Apartment Investment & Management Co. Class A	3,032	113
People's United Financial Inc.	6,750	100
		39,531
Health Care (17.0%)
Johnson & Johnson	71,885	7,782
* Gilead Sciences Inc.	65,304	6,551
Amgen Inc.	32,815	5,425
AbbVie Inc.	68,761	4,758
Pfizer Inc.	134,224	4,181
* Celgene Corp.	34,540	3,927
Merck & Co. Inc.	58,571	3,538
* Biogen Idec Inc.	10,201	3,139
* Actavis plc	11,415	3,089
Bristol-Myers Squibb Co.	46,554	2,749
Allergan Inc.	12,837	2,746
Thermo Fisher Scientific Inc.	17,234	2,228
Medtronic Inc.	24,119	1,782
* Alexion Pharmaceuticals Inc.	8,545	1,665
* Regeneron Pharmaceuticals Inc.	3,187	1,326
* Vertex Pharmaceuticals Inc.	10,285	1,212
Stryker Corp.	12,919	1,200
Cigna Corp.	11,396	1,173
Becton Dickinson and Co.	8,287	1,163
* Mylan Inc.	16,159	947
Covidien plc	9,367	946
McKesson Corp.	4,403	928
Perrigo Co. plc	5,780	926
Baxter International Inc.	11,935	871
* Cerner Corp.	13,113	844
St. Jude Medical Inc.	12,299	836
* Boston Scientific Corp.	57,271	737
Zoetis Inc.	14,290	642
Zimmer Holdings Inc.	4,817	541
CR Bard Inc.	3,231	541
* Intuitive Surgical Inc.	979	507
Agilent Technologies Inc.	9,797	419
Universal Health Services Inc. Class B	3,940	412
AmerisourceBergen Corp. Class A	4,236	386
* DaVita HealthCare Partners Inc.	4,610	353
* Edwards Lifesciences Corp.	2,474	321
* Waters Corp.	2,182	253
* Varian Medical Systems Inc.	2,771	245
* CareFusion Corp.	3,691	218
* Hospira Inc.	3,362	200
* Laboratory Corp. of America Holdings	1,913	200

DENTSPLY International Inc.	3,371	185
PerkinElmer Inc.	2,592	118
* Tenet Healthcare Corp.	1,661	80
		72,290
Industrials (11.7%)
Union Pacific Corp.	38,769	4,527
3M Co.	27,991	4,481
Boeing Co.	28,952	3,890
United Parcel Service Inc. Class B	30,387	3,340
United Technologies Corp.	20,582	2,266
Honeywell International Inc.	22,313	2,211
Danaher Corp.	26,335	2,201
Delta Air Lines Inc.	36,418	1,700
Norfolk Southern Corp.	13,371	1,493
Precision Castparts Corp.	6,198	1,474
Lockheed Martin Corp.	7,109	1,362
Southwest Airlines Co.	29,599	1,238
Emerson Electric Co.	18,692	1,192
PACCAR Inc.	15,326	1,027
CSX Corp.	27,636	1,008
FedEx Corp.	5,504	981
General Dynamics Corp.	6,310	917
Illinois Tool Works Inc.	8,668	823
Raytheon Co.	6,711	716
Cummins Inc.	4,876	710
Rockwell Automation Inc.	5,955	687
WW Grainger Inc.	2,631	646
Eaton Corp. plc	8,841	600
Kansas City Southern	4,766	567
Northrop Grumman Corp.	3,862	544
AMETEK Inc.	10,618	541
Fastenal Co.	11,795	533
Textron Inc.	12,061	522
Waste Management Inc.	10,305	502
Parker-Hannifin Corp.	3,799	490
* Stericycle Inc.	3,664	472
* United Rentals Inc.	4,150	470
Equifax Inc.	5,261	418
* Tyco International plc	9,594	412
Ingersoll-Rand plc	6,479	409
Roper Industries Inc.	2,548	402
Dover Corp.	5,048	389
Flowserve Corp.	5,910	348
Robert Half International Inc.	5,957	338
Pentair plc	5,075	328
Cintas Corp.	4,183	306
Nielsen NV	7,246	303
Pall Corp.	3,045	293
Rockwell Collins Inc.	3,214	275
Masco Corp.	9,878	239
Pitney Bowes Inc.	8,781	216
Dun & Bradstreet Corp.	1,579	200
Snap-on Inc.	1,412	191
Xylem Inc.	4,749	182
Expeditors International of Washington Inc.	3,884	182
* Quanta Services Inc.	3,466	106

Allegion plc	1,703	92
		49,760
Information Technology (28.4%)
Apple Inc.	258,679	30,765
Microsoft Corp.	355,966	17,019
* Facebook Inc. Class A	90,002	6,993
* Google Inc. Class A	12,273	6,739
* Google Inc. Class C	12,272	6,649
Visa Inc. Class A	21,266	5,491
QUALCOMM Inc.	72,405	5,278
MasterCard Inc. Class A	42,521	3,712
Oracle Corp.	75,864	3,217
International Business Machines Corp.	18,035	2,925
* Yahoo! Inc.	39,959	2,068
* eBay Inc.	32,693	1,794
Automatic Data Processing Inc.	20,775	1,779
* Micron Technology Inc.	46,261	1,663
Texas Instruments Inc.	27,672	1,506
* Adobe Systems Inc.	20,412	1,504
* salesforce.com inc	24,869	1,489
* Cognizant Technology Solutions Corp. Class A	26,263	1,418
Accenture plc Class A	15,270	1,318
Intuit Inc.	12,265	1,151
SanDisk Corp.	9,687	1,002
Western Digital Corp.	9,503	981
Seagate Technology plc	14,119	933
* Fiserv Inc.	10,767	770
Fidelity National Information Services Inc.	12,329	754
* Alliance Data Systems Corp.	2,567	734
Amphenol Corp. Class A	13,550	727
Applied Materials Inc.	29,475	709
TE Connectivity Ltd.	10,432	670
* Autodesk Inc.	9,816	609
Avago Technologies Ltd. Class A	6,416	599
* Electronic Arts Inc.	13,504	593
* Red Hat Inc.	8,169	508
* Akamai Technologies Inc.	7,696	497
KLA-Tencor Corp.	7,143	496
Paychex Inc.	9,458	448
Symantec Corp.	16,106	420
NetApp Inc.	9,396	400
Microchip Technology Inc.	8,676	392
Analog Devices Inc.	6,395	349
* Citrix Systems Inc.	4,418	293
* VeriSign Inc.	4,869	293
Xilinx Inc.	6,394	291
Lam Research Corp.	3,513	290
CA Inc.	9,159	285
* F5 Networks Inc.	2,115	273
Linear Technology Corp.	5,888	271
Western Union Co.	14,457	269
Motorola Solutions Inc.	3,830	252
Total System Services Inc.	7,155	236
NVIDIA Corp.	10,717	225
Altera Corp.	5,483	206
* First Solar Inc.	3,255	159
* Teradata Corp.	3,427	155

Harris Corp.			2,127	152
FLIR Systems Inc.			4,044	128
				120,847
Materials (3.2%)
Monsanto Co.			20,912	2,508
EI du Pont de Nemours & Co.			22,536	1,609
LyondellBasell Industries NV Class A			18,369	1,449
PPG Industries Inc.			5,954	1,303
Ecolab Inc.			11,649	1,269
Praxair Inc.			7,443	955
Sherwin-Williams Co.			3,591	879
Air Products & Chemicals Inc.			4,720	679
Eastman Chemical Co.			6,442	534
Sigma-Aldrich Corp.			2,882	394
Sealed Air Corp.			9,171	362
CF Industries Holdings Inc.			1,244	334
FMC Corp.			5,753	313
Airgas Inc.			1,826	211
International Flavors & Fragrances Inc.			2,078	210
Ball Corp.			2,874	193
Vulcan Materials Co.			2,435	161
Martin Marietta Materials Inc.			1,255	151
* Owens-Illinois Inc.			4,150	106
				13,620
Telecommunication Services (1.2%)
Verizon Communications Inc.			93,119	4,711
* Level 3 Communications Inc.			7,944	397
				5,108
Utilities (0.2%)
Dominion Resources Inc.			12,585	913

Total Common Stocks (Cost $344,136)				425,511
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.116%		1,148,401	1,148

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.100%	3/27/15	100	100
Total Temporary Cash Investments (Cost $1,248)				1,248
Total Investments (100.2%) (Cost $345,384)				426,759
Other Assets and Liabilities-Net (-0.2%)[3]				(921)
Net Assets (100%)				425,838
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,079,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and equity swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,148,000 of collateral received for securities on loan.

4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	425,511	—	—
Temporary Cash Investments	1,148	100	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	426,658	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

S&P 500 Growth Index Fund

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2014	2	207	3

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2014, the cost of investment securities for tax purposes was $345,384,000. Net unrealized appreciation of investment securities for tax purposes was $81,375,000, consisting of unrealized gains of $83,742,000 on securities that had risen in value since their purchase and $2,367,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments
As of November 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (13.9%)
	Hanesbrands Inc.	54,818	6,344
	Advance Auto Parts Inc.	40,151	5,905
	Signet Jewelers Ltd.	44,135	5,780
	Polaris Industries Inc.	33,387	5,232
*	LKQ Corp.	166,081	4,825
	Foot Locker Inc.	79,069	4,530
*	Jarden Corp.	98,389	4,344
	Williams-Sonoma Inc.	48,153	3,590
*	Toll Brothers Inc.	89,067	3,116
	Gentex Corp.	80,431	2,860
	Domino's Pizza Inc.	30,322	2,846
	Dick's Sporting Goods Inc.	54,690	2,768
*	NVR Inc.	2,192	2,759
	Service Corp. International	116,168	2,625
	Brunswick Corp.	51,099	2,539
	Carter's Inc.	29,233	2,432
*	Panera Bread Co. Class A	14,143	2,368
*	Lamar Advertising Co. Class A	43,784	2,333
	International Game Technology	135,981	2,316
*	Kate Spade & Co.	69,802	2,236
	Graham Holdings Co. Class B	2,427	2,154
*	Live Nation Entertainment Inc.	79,578	2,133
*	AMC Networks Inc. Class A	32,582	2,113
	Cinemark Holdings Inc.	57,394	2,084
	Brinker International Inc.	35,620	2,006
*	Tempur Sealy International Inc.	33,574	1,915
	Tupperware Brands Corp.	27,698	1,863
*	Deckers Outdoor Corp.	19,034	1,841
	CST Brands Inc.	41,686	1,820
*	Office Depot Inc.	265,944	1,763
*	Apollo Education Group Inc.	53,668	1,675
	Big Lots Inc.	30,809	1,565
	John Wiley & Sons Inc. Class A	25,876	1,545
	DeVry Education Group Inc.	31,513	1,540
*	Murphy USA Inc.	23,627	1,505
	Thor Industries Inc.	25,492	1,498
	Time Inc.	59,884	1,434
*	Cabela's Inc.	26,172	1,420
	Sotheby's	33,752	1,364
	American Eagle Outfitters Inc.	96,193	1,356
*,^ JC Penney Co. Inc.		168,143	1,347
	Chico's FAS Inc.	83,992	1,333
	Wendy's Co.	151,233	1,319
	HSN Inc.	17,831	1,300
	Cheesecake Factory Inc.	25,412	1,231
	Abercrombie & Fitch Co.	39,230	1,132
*	Life Time Fitness Inc.	19,776	1,095
	Meredith Corp.	20,122	1,062
	Aaron's Inc.	35,508	1,008

Rent-A-Center Inc.	29,161	1,006
* Ascena Retail Group Inc.	72,248	967
* DreamWorks Animation SKG Inc. Class A	39,710	947
* ANN Inc.	25,238	927
New York Times Co. Class A	72,144	915
KB Home	50,206	882
Guess? Inc.	35,268	800
MDC Holdings Inc.	21,432	564
International Speedway Corp. Class A	15,320	479
		124,656
Consumer Staples (3.2%)
Church & Dwight Co. Inc.	73,540	5,641
Energizer Holdings Inc.	33,981	4,418
* WhiteWave Foods Co. Class A	95,790	3,509
Ingredion Inc.	41,032	3,415
* Hain Celestial Group Inc.	27,702	3,137
* United Natural Foods Inc.	27,369	2,058
Flowers Foods Inc.	101,645	1,982
* SUPERVALU Inc.	113,657	1,064
Lancaster Colony Corp.	10,709	1,006
* Post Holdings Inc.	24,731	989
Dean Foods Co.	51,750	882
Tootsie Roll Industries Inc.	10,982	320
Universal Corp.	70	3
		28,424
Energy (4.3%)
HollyFrontier Corp.	109,242	4,459
Oceaneering International Inc.	59,424	3,726
* Dresser-Rand Group Inc.	42,150	3,419
Energen Corp.	40,265	2,405
* Gulfport Energy Corp.	47,032	2,245
World Fuel Services Corp.	39,731	1,799
* Dril-Quip Inc.	22,036	1,757
Western Refining Inc.	41,236	1,695
Superior Energy Services Inc.	85,261	1,646
SM Energy Co.	37,137	1,614
* WPX Energy Inc.	111,543	1,514
Peabody Energy Corp.	149,203	1,508
Rowan Cos. plc Class A	68,430	1,490
* Oil States International Inc.	29,825	1,487
Patterson-UTI Energy Inc.	80,590	1,426
* California Resources Corp.	171,535	1,381
* Helix Energy Solutions Group Inc.	53,952	1,234
* Atwood Oceanics Inc.	32,892	1,055
* Rosetta Resources Inc.	33,912	998
* Unit Corp.	25,350	969
Tidewater Inc.	27,430	848
CARBO Ceramics Inc.	10,843	412
		39,087
Financials (22.8%)
SL Green Realty Corp.	52,600	6,109
Realty Income Corp.	122,489	5,691
Federal Realty Investment Trust	37,258	4,943
Everest Re Group Ltd.	25,018	4,388
UDR Inc.	138,480	4,262
Arthur J Gallagher & Co.	87,478	4,195

* Alleghany Corp.	9,008	4,113
Raymond James Financial Inc.	69,174	3,894
New York Community Bancorp Inc.	243,533	3,870
Duke Realty Corp.	187,694	3,649
Camden Property Trust	47,075	3,610
Extra Space Storage Inc.	60,636	3,594
Jones Lang LaSalle Inc.	24,653	3,591
Alexandria Real Estate Equities Inc.	39,472	3,391
* Signature Bank	27,680	3,357
Reinsurance Group of America Inc. Class A	37,719	3,233
Kilroy Realty Corp.	45,759	3,143
Regency Centers Corp.	50,809	3,124
MSCI Inc. Class A	64,111	3,100
Mid-America Apartment Communities Inc.	41,367	3,047
Protective Life Corp.	43,384	3,024
* SVB Financial Group	27,909	2,935
WR Berkley Corp.	56,126	2,932
HCC Insurance Holdings Inc.	55,012	2,919
East West Bancorp Inc.	78,881	2,900
Liberty Property Trust	81,474	2,883
SEI Investments Co.	71,987	2,853
CBOE Holdings Inc.	46,875	2,808
National Retail Properties Inc.	72,656	2,799
Taubman Centers Inc.	34,832	2,769
Eaton Vance Corp.	65,318	2,730
Omega Healthcare Investors Inc.	69,995	2,675
Senior Housing Properties Trust	112,092	2,525
Hospitality Properties Trust	82,403	2,522
American Financial Group Inc.	41,225	2,490
PacWest Bancorp	53,258	2,477
Corrections Corp. of America	64,045	2,322
LaSalle Hotel Properties	57,246	2,311
American Campus Communities Inc.	57,721	2,309
BioMed Realty Trust Inc.	107,344	2,303
SLM Corp.	232,647	2,252
Weingarten Realty Investors	61,865	2,252
Cullen/Frost Bankers Inc.	30,136	2,250
Waddell & Reed Financial Inc. Class A	46,460	2,234
RenaissanceRe Holdings Ltd.	22,335	2,187
Highwoods Properties Inc.	49,809	2,150
Brown & Brown Inc.	65,333	2,104
Home Properties Inc.	31,492	2,053
City National Corp.	26,383	2,037
Umpqua Holdings Corp.	119,748	2,035
Old Republic International Corp.	133,710	2,023
Synovus Financial Corp.	76,641	1,980
Commerce Bancshares Inc.	45,615	1,953
Tanger Factory Outlet Centers Inc.	52,854	1,933
Rayonier Inc.	69,559	1,898
First American Financial Corp.	58,872	1,884
Prosperity Bancshares Inc.	33,065	1,858
Hanover Insurance Group Inc.	24,232	1,727
First Horizon National Corp.	130,431	1,664
Federated Investors Inc. Class B	52,465	1,650
FirstMerit Corp.	90,944	1,627
Aspen Insurance Holdings Ltd.	35,981	1,591
First Niagara Financial Group Inc.	194,548	1,589

StanCorp Financial Group Inc.	24,039	1,589
Associated Banc-Corp	85,118	1,573
Primerica Inc.	29,846	1,565
Webster Financial Corp.	49,612	1,561
Hancock Holding Co.	44,994	1,472
Washington Prime Group Inc.	85,285	1,469
Corporate Office Properties Trust	50,833	1,429
TCF Financial Corp.	92,022	1,428
Bank of Hawaii Corp.	24,330	1,402
Janus Capital Group Inc.	81,640	1,283
Fulton Financial Corp.	103,233	1,233
Washington Federal Inc.	54,706	1,184
Valley National Bancorp	120,788	1,176
Mercury General Corp.	20,017	1,104
Cathay General Bancorp	40,874	1,037
BancorpSouth Inc.	46,998	1,029
Equity One Inc.	42,354	1,026
Kemper Corp.	27,605	973
Alexander & Baldwin Inc.	25,011	952
Potlatch Corp.	22,394	930
Mack-Cali Realty Corp.	46,150	887
Trustmark Corp.	36,988	863
International Bancshares Corp.	32,110	819
Astoria Financial Corp.	48,357	640
		205,345
Health Care (10.0%)
* Henry Schein Inc.	46,676	6,404
* Endo International plc	84,441	6,179
* Mettler-Toledo International Inc.	15,893	4,661
Cooper Cos. Inc.	26,564	4,487
ResMed Inc.	77,117	4,103
* IDEXX Laboratories Inc.	26,233	3,918
Omnicare Inc.	53,834	3,786
* MEDNAX Inc.	55,149	3,610
* Salix Pharmaceuticals Ltd.	35,039	3,598
* Hologic Inc.	132,945	3,563
* United Therapeutics Corp.	26,005	3,447
* Covance Inc.	31,101	3,192
* Centene Corp.	32,230	3,183
* Cubist Pharmaceuticals Inc.	41,663	3,158
* Community Health Systems Inc.	63,408	2,985
Teleflex Inc.	22,772	2,713
* Sirona Dental Systems Inc.	30,447	2,630
* Align Technology Inc.	39,998	2,276
* Health Net Inc.	44,174	2,270
* VCA Inc.	47,424	2,245
STERIS Corp.	32,709	2,085
Bio-Techne Corp.	20,400	1,869
* WellCare Health Plans Inc.	24,138	1,780
* LifePoint Hospitals Inc.	24,827	1,718
* Charles River Laboratories International Inc.	25,655	1,661
Hill-Rom Holdings Inc.	31,649	1,448
* Bio-Rad Laboratories Inc. Class A	11,268	1,338
Owens & Minor Inc.	34,788	1,190
* Allscripts Healthcare Solutions Inc.	93,095	1,119
* Halyard Health Inc.	25,786	1,011
* HMS Holdings Corp.	48,232	1,006

* Thoratec Corp.	31,067	969
		89,602
Industrials (15.4%)
Wabtec Corp.	52,989	4,689
* B/E Aerospace Inc.	57,936	4,511
Alaska Air Group Inc.	74,209	4,381
Towers Watson & Co. Class A	38,631	4,364
JB Hunt Transport Services Inc.	50,655	4,181
Fortune Brands Home & Security Inc.	87,186	3,916
IDEX Corp.	44,051	3,384
Acuity Brands Inc.	23,774	3,286
Waste Connections Inc.	68,282	3,224
Hubbell Inc. Class B	29,919	3,195
Carlisle Cos. Inc.	35,276	3,154
Lincoln Electric Holdings Inc.	43,717	3,149
* Old Dominion Freight Line Inc.	37,447	3,035
* Kirby Corp.	31,391	3,018
Manpowergroup Inc.	43,857	2,932
Huntington Ingalls Industries Inc.	26,717	2,911
Donaldson Co. Inc.	73,138	2,852
* Genesee & Wyoming Inc. Class A	28,107	2,771
Trinity Industries Inc.	85,854	2,752
Graco Inc.	33,052	2,647
* AECOM Technology Corp.	81,629	2,613
Nordson Corp.	32,280	2,523
Lennox International Inc.	24,581	2,303
* Copart Inc.	62,401	2,268
AO Smith Corp.	41,600	2,244
MSC Industrial Direct Co. Inc. Class A	28,152	2,187
SPX Corp.	23,412	2,100
* Esterline Technologies Corp.	17,606	2,092
ITT Corp.	50,386	2,086
Alliant Techsystems Inc.	17,603	2,001
Oshkosh Corp.	43,975	1,996
AGCO Corp.	47,048	1,985
Landstar System Inc.	24,636	1,980
* JetBlue Airways Corp.	134,760	1,972
Triumph Group Inc.	28,347	1,929
Exelis Inc.	103,519	1,857
RR Donnelley & Sons Co.	109,825	1,849
Valmont Industries Inc.	13,525	1,829
CLARCOR Inc.	27,734	1,827
Regal-Beloit Corp.	24,836	1,796
Timken Co.	41,913	1,793
Terex Corp.	60,724	1,743
Woodward Inc.	32,036	1,656
Crane Co.	27,251	1,609
Deluxe Corp.	27,371	1,600
Kennametal Inc.	43,274	1,593
* NOW Inc.	58,841	1,576
Con-way Inc.	31,614	1,566
GATX Corp.	24,624	1,525
Watsco Inc.	14,988	1,521
* Clean Harbors Inc.	30,332	1,418
Corporate Executive Board Co.	18,543	1,358
KBR Inc.	79,825	1,344
HNI Corp.	24,878	1,168

	Rollins Inc.	35,234	1,146
	Herman Miller Inc.	32,772	996
	MSA Safety Inc.	17,335	952
*	FTI Consulting Inc.	22,407	869
	Harsco Corp.	44,584	863
	Werner Enterprises Inc.	24,588	763
	Granite Construction Inc.	19,759	708
	Civeo Corp.	58,891	555
			138,111
Information Technology (17.8%)
	Skyworks Solutions Inc.	104,282	7,036
	Equinix Inc.	30,149	6,849
*	ANSYS Inc.	50,625	4,228
*	Gartner Inc.	48,910	4,181
*	Trimble Navigation Ltd.	142,998	4,022
*	Synopsys Inc.	85,729	3,720
*	Concur Technologies Inc.	26,357	3,395
	CDK Global Inc.	88,191	3,357
	Avnet Inc.	76,063	3,331
	Global Payments Inc.	37,511	3,239
*	Keysight Technologies Inc.	91,739	3,229
*	Arrow Electronics Inc.	54,374	3,178
*	Cadence Design Systems Inc.	159,560	3,011
*	Rackspace Hosting Inc.	65,302	2,998
*	SunEdison Inc.	137,569	2,978
	Broadridge Financial Solutions Inc.	65,759	2,978
	FactSet Research Systems Inc.	21,525	2,950
	Jack Henry & Associates Inc.	45,375	2,789
*	NCR Corp.	92,419	2,740
*	PTC Inc.	64,531	2,521
*	WEX Inc.	21,320	2,411
*	Cree Inc.	66,033	2,400
	Teradyne Inc.	119,266	2,367
*	Ingram Micro Inc.	85,595	2,348
*	RF Micro Devices Inc.	158,218	2,312
*	Ultimate Software Group Inc.	15,545	2,289
	Jabil Circuit Inc.	109,922	2,281
*	VeriFone Systems Inc.	62,190	2,218
*	Informatica Corp.	60,509	2,201
*	ARRIS Group Inc.	72,453	2,157
*	Fortinet Inc.	75,830	2,090
*	Zebra Technologies Corp.	27,986	2,047
*	TIBCO Software Inc.	84,019	2,019
*,^ 3D Systems Corp.		56,955	2,009
*	AOL Inc.	43,365	2,002
	Solera Holdings Inc.	37,819	1,992
	FEI Co.	23,065	1,975
*	Cognex Corp.	47,813	1,947
*	SolarWinds Inc.	36,054	1,872
*	Riverbed Technology Inc.	88,044	1,820
*	Atmel Corp.	230,055	1,820
	National Instruments Corp.	55,299	1,780
	Belden Inc.	23,783	1,737
*	JDS Uniphase Corp.	126,517	1,688
	DST Systems Inc.	16,826	1,670
*	CoreLogic Inc.	50,094	1,664
*	International Rectifier Corp.	39,318	1,568

* Integrated Device Technology Inc.	81,788	1,526
Lexmark International Inc. Class A	34,225	1,467
Leidos Holdings Inc.	34,187	1,382
* Tech Data Corp.	21,098	1,315
Diebold Inc.	35,637	1,289
Fair Isaac Corp.	17,735	1,273
Compuware Corp.	121,427	1,253
Plantronics Inc.	23,554	1,229
* ACI Worldwide Inc.	62,928	1,224
Mentor Graphics Corp.	53,093	1,179
* Rovi Corp.	52,080	1,160
* Conversant Inc.	33,113	1,160
Convergys Corp.	55,583	1,159
Science Applications International Corp.	22,231	1,126
* CommVault Systems Inc.	23,418	1,108
* Fairchild Semiconductor International Inc. Class A	66,270	1,069
Vishay Intertechnology Inc.	74,835	1,038
InterDigital Inc.	20,503	1,023
* Silicon Laboratories Inc.	22,278	1,010
* Polycom Inc.	75,583	995
* Knowles Corp.	46,898	980
* Ciena Corp.	58,793	972
* Advanced Micro Devices Inc.	343,165	957
* Semtech Corp.	37,161	946
Intersil Corp. Class A	71,455	937
* Itron Inc.	21,567	871
Cypress Semiconductor Corp.	80,845	857
* NeuStar Inc. Class A	30,952	843
* Acxiom Corp.	42,570	810
Advent Software Inc.	24,440	771
ADTRAN Inc.	165	3
		160,346
Materials (7.2%)
Ashland Inc.	39,446	4,499
Rock-Tenn Co. Class A	78,770	4,475
Packaging Corp. of America	54,129	4,021
Valspar Corp.	41,938	3,519
RPM International Inc.	73,451	3,504
Steel Dynamics Inc.	132,054	2,976
Reliance Steel & Aluminum Co.	42,891	2,742
United States Steel Corp.	79,835	2,662
Albemarle Corp.	43,041	2,541
Sonoco Products Co.	55,963	2,352
AptarGroup Inc.	35,853	2,339
NewMarket Corp.	5,912	2,328
Royal Gold Inc.	35,830	2,282
Eagle Materials Inc.	27,614	2,275
Cytec Industries Inc.	39,583	1,904
PolyOne Corp.	50,895	1,898
Compass Minerals International Inc.	18,448	1,606
Sensient Technologies Corp.	26,503	1,562
Cabot Corp.	35,565	1,532
Scotts Miracle-Gro Co. Class A	24,561	1,499
Carpenter Technology Corp.	29,342	1,479
Domtar Corp.	35,728	1,454
Minerals Technologies Inc.	18,966	1,408
Silgan Holdings Inc.	24,053	1,214

* Louisiana-Pacific Corp.			77,745	1,185
Olin Corp.			43,194	1,087
Commercial Metals Co.			64,998	1,062
Worthington Industries Inc.			27,940	1,054
Greif Inc. Class A			18,703	820
^ Cliffs Natural Resources Inc.			84,517	771
TimkenSteel Corp.			21,018	749
				64,799
Telecommunication Services (0.1%)
Telephone & Data Systems Inc.			54,397	1,390

Utilities (4.7%)
OGE Energy Corp.			109,610	3,912
Alliant Energy Corp.			61,033	3,837
UGI Corp.			94,839	3,576
National Fuel Gas Co.			46,275	3,205
Atmos Energy Corp.			55,206	2,965
Westar Energy Inc. Class A			71,344	2,789
MDU Resources Group Inc.			106,692	2,616
Aqua America Inc.			97,467	2,591
Questar Corp.			96,418	2,313
Great Plains Energy Inc.			84,775	2,219
Vectren Corp.			45,478	2,011
Cleco Corp.			33,186	1,783
IDACORP Inc.			27,648	1,717
Hawaiian Electric Industries Inc.			56,370	1,589
WGL Holdings Inc.			28,648	1,400
Black Hills Corp.			24,622	1,330
PNM Resources Inc.			43,936	1,272
ONE Gas Inc.			28,685	1,114
				42,239
Total Common Stocks (Cost $763,396)				893,999
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.116%		2,193,260	2,193

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.050%	12/10/14	200	200
[5,6] Freddie Mac Discount Notes	0.100%	12/29/14	100	100
				300
Total Temporary Cash Investments (Cost $2,493)				2,493
Total Investments (99.7%) (Cost $765,889)				896,492
Other Assets and Liabilities-Net (0.3%)[3]				2,271
Net Assets (100%)				898,763
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,130,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.3%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,179,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	893,999	—	—
Temporary Cash Investments	2,193	300	—
Futures Contracts—Liabilities[1]	(44)	—	—
Total	896,148	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the

S&P Mid-Cap 400 Index Fund

fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	December 2014	33	4,755	123

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2014, the cost of investment securities for tax purposes was $765,889,000. Net unrealized appreciation of investment securities for tax purposes was $130,603,000, consisting of unrealized gains of $153,609,000 on securities that had risen in value since their purchase and $23,006,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (16.9%)
Hanesbrands Inc.	49,289	5,704
Polaris Industries Inc.	30,020	4,704
* LKQ Corp.	149,332	4,338
* Jarden Corp.	88,467	3,906
Advance Auto Parts Inc.	21,298	3,133
Signet Jewelers Ltd.	21,427	2,806
* Toll Brothers Inc.	80,089	2,802
Gentex Corp.	72,324	2,572
Domino's Pizza Inc.	27,265	2,559
Brunswick Corp.	45,949	2,283
Carter's Inc.	26,287	2,187
* Panera Bread Co. Class A	12,718	2,129
* Kate Spade & Co.	62,769	2,011
Williams-Sonoma Inc.	26,843	2,001
Graham Holdings Co. Class B	2,177	1,932
* AMC Networks Inc. Class A	29,238	1,896
Brinker International Inc.	31,962	1,800
* Tempur Sealy International Inc.	30,171	1,721
Tupperware Brands Corp.	24,924	1,676
* Deckers Outdoor Corp.	17,154	1,659
Service Corp. International	60,679	1,371
International Game Technology	79,603	1,356
* Lamar Advertising Co. Class A	24,243	1,292
* NVR Inc.	1,024	1,289
Sotheby's	30,418	1,229
Wendy's Co.	136,298	1,189
* Live Nation Entertainment Inc.	39,923	1,070
* DreamWorks Animation SKG Inc. Class A	35,535	847
Cinemark Holdings Inc.	23,133	840
Cheesecake Factory Inc.	14,784	716
* Office Depot Inc.	102,714	681
Thor Industries Inc.	11,217	659
* Cabela's Inc.	11,281	612
Meredith Corp.	11,180	590
Chico's FAS Inc.	33,394	530
Time Inc.	16,189	388
		68,478
Consumer Staples (2.9%)
* Hain Celestial Group Inc.	24,909	2,820
Church & Dwight Co. Inc.	36,365	2,790
Energizer Holdings Inc.	13,747	1,788
* WhiteWave Foods Co. Class A	45,714	1,675
Flowers Foods Inc.	63,036	1,229
* SUPERVALU Inc.	101,728	952
Lancaster Colony Corp.	4,519	424
Tootsie Roll Industries Inc.	4,903	143
		11,821

Energy (4.1%)
Oceaneering International Inc.	53,432	3,351
* Gulfport Energy Corp.	42,292	2,019
* Dresser-Rand Group Inc.	22,359	1,813
* Dril-Quip Inc.	19,774	1,577
SM Energy Co.	33,373	1,450
* Oil States International Inc.	26,791	1,335
Patterson-UTI Energy Inc.	72,394	1,281
Energen Corp.	21,393	1,278
* Rosetta Resources Inc.	30,461	896
* California Resources Corp.	86,327	695
Western Refining Inc.	12,144	499
CARBO Ceramics Inc.	9,756	371
		16,565
Financials (17.1%)
Extra Space Storage Inc.	54,523	3,232
* Signature Bank	24,889	3,018
MSCI Inc. Class A	57,648	2,788
* SVB Financial Group	25,096	2,639
East West Bancorp Inc.	70,930	2,608
SEI Investments Co.	64,731	2,565
CBOE Holdings Inc.	42,151	2,525
Omega Healthcare Investors Inc.	62,941	2,406
Federal Realty Investment Trust	17,083	2,266
PacWest Bancorp	47,891	2,227
Arthur J Gallagher & Co.	44,831	2,150
SLM Corp.	209,206	2,025
Waddell & Reed Financial Inc. Class A	41,779	2,009
City National Corp.	23,674	1,827
Umpqua Holdings Corp.	107,458	1,826
Old Republic International Corp.	119,985	1,815
Synovus Financial Corp.	68,773	1,777
UDR Inc.	52,369	1,612
Eaton Vance Corp.	36,468	1,524
Associated Banc-Corp	76,721	1,418
Kilroy Realty Corp.	18,955	1,302
Taubman Centers Inc.	16,312	1,297
Liberty Property Trust	35,953	1,272
Regency Centers Corp.	20,589	1,266
Duke Realty Corp.	64,227	1,249
Mid-America Apartment Communities Inc.	16,021	1,180
Washington Federal Inc.	49,304	1,067
Senior Housing Properties Trust	45,280	1,020
LaSalle Hotel Properties	25,179	1,016
Brown & Brown Inc.	30,435	980
Prosperity Bancshares Inc.	16,884	948
Cathay General Bancorp	36,724	932
BancorpSouth Inc.	42,370	927
Weingarten Realty Investors	24,990	910
Cullen/Frost Bankers Inc.	11,674	872
Tanger Factory Outlet Centers Inc.	23,672	866
Alexander & Baldwin Inc.	22,468	856
Highwoods Properties Inc.	19,630	847
Webster Financial Corp.	25,403	799
Commerce Bancshares Inc.	17,978	770
FirstMerit Corp.	40,820	730
Federated Investors Inc. Class B	23,093	726

Rayonier Inc.	26,341	719
Washington Prime Group Inc.	35,370	609
Bank of Hawaii Corp.	10,051	579
RenaissanceRe Holdings Ltd.	5,623	551
Potlatch Corp.	10,458	434
Equity One Inc.	15,212	369
		69,350
Health Care (12.1%)
* Endo International plc	75,924	5,555
* Mettler-Toledo International Inc.	14,291	4,191
* Salix Pharmaceuticals Ltd.	31,506	3,235
* Henry Schein Inc.	23,500	3,224
* United Therapeutics Corp.	23,383	3,100
* Covance Inc.	27,965	2,870
* Cubist Pharmaceuticals Inc.	37,463	2,840
Cooper Cos. Inc.	14,808	2,501
ResMed Inc.	44,375	2,361
* MEDNAX Inc.	32,726	2,142
* IDEXX Laboratories Inc.	14,151	2,114
* Align Technology Inc.	35,968	2,047
* Hologic Inc.	70,523	1,890
* Charles River Laboratories International Inc.	23,123	1,497
Omnicare Inc.	18,907	1,330
* Sirona Dental Systems Inc.	15,081	1,303
Teleflex Inc.	9,641	1,149
STERIS Corp.	17,639	1,125
* VCA Inc.	21,365	1,011
Bio-Techne Corp.	10,417	954
Hill-Rom Holdings Inc.	15,583	713
* HMS Holdings Corp.	28,257	589
* Allscripts Healthcare Solutions Inc.	45,211	543
* Halyard Health Inc.	13,457	528
* Thoratec Corp.	15,339	478
* Community Health Systems Inc. Rights Exp. 01/04/2016	29,782	1
		49,291
Industrials (19.3%)
Wabtec Corp.	47,645	4,216
* B/E Aerospace Inc.	52,093	4,056
Alaska Air Group Inc.	66,726	3,939
Towers Watson & Co. Class A	34,735	3,924
JB Hunt Transport Services Inc.	45,547	3,759
Fortune Brands Home & Security Inc.	78,395	3,522
IDEX Corp.	39,610	3,042
Acuity Brands Inc.	21,377	2,954
Lincoln Electric Holdings Inc.	39,310	2,832
* Old Dominion Freight Line Inc.	33,672	2,729
* Kirby Corp.	28,226	2,714
* Genesee & Wyoming Inc. Class A	25,274	2,492
Trinity Industries Inc.	77,199	2,475
Graco Inc.	29,721	2,381
Nordson Corp.	29,026	2,268
* Copart Inc.	56,114	2,039
AO Smith Corp.	37,409	2,017
Waste Connections Inc.	39,906	1,884
Terex Corp.	54,590	1,567
Hubbell Inc. Class B	14,526	1,551

	Donaldson Co. Inc.	39,516	1,541
	Carlisle Cos. Inc.	16,520	1,477
	Deluxe Corp.	24,671	1,442
	Lennox International Inc.	14,833	1,389
	Huntington Ingalls Industries Inc.	12,512	1,363
	Corporate Executive Board Co.	16,712	1,224
	HNI Corp.	22,346	1,049
	RR Donnelley & Sons Co.	61,170	1,030
	MSC Industrial Direct Co. Inc. Class A	12,431	966
	CLARCOR Inc.	13,004	857
	Alliant Techsystems Inc.	7,281	828
	Valmont Industries Inc.	5,953	805
	Crane Co.	12,769	754
	ITT Corp.	17,639	730
	Landstar System Inc.	9,047	727
*	NOW Inc.	25,371	679
	Rollins Inc.	19,313	628
	Woodward Inc.	12,085	625
	Con-way Inc.	12,538	621
	Watsco Inc.	5,673	576
	Kennametal Inc.	15,536	572
	Herman Miller Inc.	18,544	564
	MSA Safety Inc.	8,250	453
*	FTI Consulting Inc.	11,333	439
	Harsco Corp.	18,815	364
	Civeo Corp.	22,370	211
			78,275
Information Technology (21.5%)
	Skyworks Solutions Inc.	60,006	4,049
*	ANSYS Inc.	45,520	3,802
*	Gartner Inc.	43,978	3,759
*	Trimble Navigation Ltd.	128,579	3,616
	Equinix Inc.	15,450	3,510
*	Concur Technologies Inc.	23,700	3,053
	Global Payments Inc.	33,729	2,913
*	Rackspace Hosting Inc.	58,719	2,696
	Broadridge Financial Solutions Inc.	59,130	2,678
	Jack Henry & Associates Inc.	40,801	2,508
*	PTC Inc.	58,028	2,267
*	WEX Inc.	19,171	2,168
*	Cree Inc.	59,379	2,158
*	Ultimate Software Group Inc.	13,979	2,058
*	Informatica Corp.	54,412	1,979
	CDK Global Inc.	50,748	1,932
*	SunEdison Inc.	85,348	1,848
*	Cadence Design Systems Inc.	96,122	1,814
*,^ 3D Systems Corp.		51,109	1,803
	FEI Co.	20,755	1,777
	FactSet Research Systems Inc.	12,792	1,753
*	Cognex Corp.	42,904	1,747
*	SolarWinds Inc.	32,443	1,684
	Belden Inc.	21,398	1,563
*	CoreLogic Inc.	45,149	1,500
*	Synopsys Inc.	33,967	1,474
*	NCR Corp.	46,608	1,382
*	ARRIS Group Inc.	43,722	1,302
	Solera Holdings Inc.	23,113	1,217

* Keysight Technologies Inc.	33,047	1,163
Fair Isaac Corp.	15,927	1,143
* ACI Worldwide Inc.	56,520	1,099
* Zebra Technologies Corp.	14,840	1,085
Mentor Graphics Corp.	47,872	1,063
* Conversant Inc.	29,831	1,045
National Instruments Corp.	31,774	1,023
* CommVault Systems Inc.	21,034	995
* TIBCO Software Inc.	41,397	995
* JDS Uniphase Corp.	72,695	970
* Riverbed Technology Inc.	45,122	933
* Ciena Corp.	52,815	873
* Integrated Device Technology Inc.	46,286	864
DST Systems Inc.	8,309	825
* NeuStar Inc. Class A	27,695	755
* Fortinet Inc.	26,488	730
* Acxiom Corp.	38,093	725
* Atmel Corp.	88,852	703
Advent Software Inc.	21,994	693
Plantronics Inc.	12,526	653
Diebold Inc.	12,803	463
Compuware Corp.	44,719	461
* Semtech Corp.	17,019	433
* Advanced Micro Devices Inc.	145,218	405
* Knowles Corp.	17,692	370
InterDigital Inc.	6,452	322
Cypress Semiconductor Corp.	29,681	315
ADTRAN Inc.	155	3
		87,117
Materials (5.0%)
Packaging Corp. of America	48,671	3,615
Eagle Materials Inc.	24,832	2,046
Valspar Corp.	20,738	1,740
RPM International Inc.	35,660	1,701
Rock-Tenn Co. Class A	29,742	1,690
NewMarket Corp.	3,355	1,321
AptarGroup Inc.	17,115	1,117
Albemarle Corp.	18,606	1,098
PolyOne Corp.	25,987	969
Worthington Industries Inc.	25,093	946
Carpenter Technology Corp.	16,346	824
Minerals Technologies Inc.	10,220	759
Cytec Industries Inc.	14,889	716
Scotts Miracle-Gro Co. Class A	10,808	660
Compass Minerals International Inc.	6,652	579
* Louisiana-Pacific Corp.	33,633	513
		20,294
Utilities (0.8%)
National Fuel Gas Co.	18,753	1,299
Aqua America Inc.	43,013	1,143
Questar Corp.	40,680	976
		3,418
Total Common Stocks (Cost $345,033)		404,609

	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.116%		466,201	466

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.074%	12/5/14	100	100
Total Temporary Cash Investments (Cost $566)				566
Total Investments (99.9%) (Cost $345,599)				405,175
Other Assets and Liabilities-Net (0.1%)[3]				585
Net Assets (100%)				405,760
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $445,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $466,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

Investments	Level 1)	Level 2)	Level 3)

S&P Mid-Cap 400 Growth Index Fund

	($000	($000	($000
Common Stocks	404,609	—	—
Temporary Cash Investments	466	100	—
Futures Contracts—Liabilities[1]	(11)	—	—
Total	405,064	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	December 2014	8	1,153	22

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2014, the cost of investment securities for tax purposes was $345,599,000. Net unrealized appreciation of investment securities for tax purposes was $59,576,000, consisting of unrealized gains of $71,773,000 on securities that had risen in value since their purchase and $12,197,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments
As of November 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (10.9%)
	Foot Locker Inc.	40,389	2,314
	Dick's Sporting Goods Inc.	27,938	1,414
	Signet Jewelers Ltd.	10,369	1,358
	Advance Auto Parts Inc.	8,408	1,237
	CST Brands Inc.	21,267	928
*	Apollo Education Group Inc.	27,460	857
	Big Lots Inc.	15,762	801
	John Wiley & Sons Inc. Class A	13,194	788
	DeVry Education Group Inc.	16,123	788
*	Murphy USA Inc.	12,087	770
	Williams-Sonoma Inc.	9,353	697
	American Eagle Outfitters Inc.	49,210	694
*,^ JC Penney Co. Inc.		85,723	687
*	NVR Inc.	537	676
	HSN Inc.	9,121	665
	Cinemark Holdings Inc.	16,103	585
	Abercrombie & Fitch Co.	20,068	579
	Service Corp. International	24,940	564
*	Life Time Fitness Inc.	10,115	560
*	Office Depot Inc.	77,477	514
	Aaron's Inc.	18,080	513
	Time Inc.	21,423	513
	Rent-A-Center Inc.	14,848	512
*	Ascena Retail Group Inc.	36,787	493
*	Live Nation Entertainment Inc.	17,845	478
*	ANN Inc.	12,851	472
	New York Times Co. Class A	36,735	466
*	Lamar Advertising Co. Class A	8,543	455
	KB Home	25,560	449
	International Game Technology	24,304	414
	Guess? Inc.	17,953	407
	Thor Industries Inc.	6,643	390
	Chico's FAS Inc.	24,034	381
*	Cabela's Inc.	6,954	377
	MDC Holdings Inc.	10,977	289
	International Speedway Corp. Class A	7,856	246
	Cheesecake Factory Inc.	4,531	219
	Meredith Corp.	3,894	206
			24,756
Consumer Staples (3.4%)
	Ingredion Inc.	20,960	1,745
	Church & Dwight Co. Inc.	16,902	1,297
	Energizer Holdings Inc.	9,546	1,241
*	United Natural Foods Inc.	13,952	1,049
*	WhiteWave Foods Co. Class A	23,014	843
*	Post Holdings Inc.	12,592	504
	Dean Foods Co.	26,343	449
	Flowers Foods Inc.	16,069	313

Lancaster Colony Corp.	2,891	271
Tootsie Roll Industries Inc.	2,863	83
		7,795
Energy (4.6%)
HollyFrontier Corp.	55,801	2,278
World Fuel Services Corp.	20,328	920
Superior Energy Services Inc.	43,466	839
* WPX Energy Inc.	57,021	774
Peabody Energy Corp.	76,346	772
Rowan Cos. plc Class A	35,015	762
* Dresser-Rand Group Inc.	8,834	717
* Helix Energy Solutions Group Inc.	27,603	631
Western Refining Inc.	13,886	571
* Atwood Oceanics Inc.	16,826	540
Energen Corp.	8,438	504
* Unit Corp.	12,967	496
Tidewater Inc.	13,981	432
* California Resources Corp.	38,544	310
		10,546
Financials (28.7%)
SL Green Realty Corp.	26,867	3,120
Realty Income Corp.	62,567	2,907
Everest Re Group Ltd.	12,779	2,241
* Alleghany Corp.	4,601	2,101
Raymond James Financial Inc.	35,335	1,989
New York Community Bancorp Inc.	124,401	1,977
Camden Property Trust	24,046	1,844
Jones Lang LaSalle Inc.	12,593	1,834
Alexandria Real Estate Equities Inc.	20,163	1,732
Reinsurance Group of America Inc. Class A	19,267	1,652
Protective Life Corp.	22,162	1,545
WR Berkley Corp.	28,671	1,498
HCC Insurance Holdings Inc.	28,102	1,491
National Retail Properties Inc.	37,063	1,428
Hospitality Properties Trust	42,095	1,288
American Financial Group Inc.	21,060	1,272
UDR Inc.	41,024	1,263
Federal Realty Investment Trust	9,324	1,237
Corrections Corp. of America	32,718	1,186
American Campus Communities Inc.	29,487	1,179
BioMed Realty Trust Inc.	54,837	1,176
Duke Realty Corp.	59,439	1,155
Home Properties Inc.	16,054	1,047
First American Financial Corp.	30,096	963
Arthur J Gallagher & Co.	19,216	921
Mid-America Apartment Communities Inc.	12,054	888
Hanover Insurance Group Inc.	12,390	883
Regency Centers Corp.	14,286	878
Kilroy Realty Corp.	12,632	868
First Horizon National Corp.	66,694	851
Aspen Insurance Holdings Ltd.	18,410	814
First Niagara Financial Group Inc.	99,540	813
StanCorp Financial Group Inc.	12,300	813
RenaissanceRe Holdings Ltd.	8,205	803
Primerica Inc.	15,270	801
Hancock Holding Co.	23,022	753

Liberty Property Trust	21,241	752
Corporate Office Properties Trust	26,007	731
TCF Financial Corp.	46,921	728
Senior Housing Properties Trust	31,517	710
Taubman Centers Inc.	8,547	679
Janus Capital Group Inc.	41,763	657
Cullen/Frost Bankers Inc.	8,781	656
Weingarten Realty Investors	17,394	633
Fulton Financial Corp.	52,809	631
Highwoods Properties Inc.	14,229	614
LaSalle Hotel Properties	14,924	602
Valley National Bancorp	61,787	602
Rayonier Inc.	20,638	563
Mercury General Corp.	10,203	563
Commerce Bancshares Inc.	13,030	558
Eaton Vance Corp.	12,676	530
Brown & Brown Inc.	15,983	515
Kemper Corp.	14,057	496
Tanger Factory Outlet Centers Inc.	13,468	493
Mack-Cali Realty Corp.	23,498	452
Trustmark Corp.	18,945	442
Federated Investors Inc. Class B	13,676	430
International Bancshares Corp.	16,348	417
FirstMerit Corp.	23,225	415
Prosperity Bancshares Inc.	7,245	407
Washington Prime Group Inc.	23,536	406
Bank of Hawaii Corp.	6,714	387
Webster Financial Corp.	10,911	343
Astoria Financial Corp.	24,628	326
Equity One Inc.	12,948	314
Potlatch Corp.	5,475	227
		65,490
Health Care (7.8%)
* Centene Corp.	16,464	1,626
* Community Health Systems Inc.	32,391	1,525
* Henry Schein Inc.	10,489	1,439
Omnicare Inc.	16,773	1,180
* Health Net Inc.	22,566	1,159
* WellCare Health Plans Inc.	12,342	910
* LifePoint Hospitals Inc.	12,695	878
Cooper Cos. Inc.	5,159	871
* IDEXX Laboratories Inc.	5,363	801
ResMed Inc.	14,190	755
* Hologic Inc.	27,863	747
Teleflex Inc.	6,170	735
* Bio-Rad Laboratories Inc. Class A	5,764	685
* MEDNAX Inc.	9,584	627
Owens & Minor Inc.	17,734	607
* Sirona Dental Systems Inc.	7,003	605
* VCA Inc.	12,121	574
STERIS Corp.	6,667	425
Bio-Techne Corp.	4,470	410
Hill-Rom Holdings Inc.	7,259	332
* Allscripts Healthcare Solutions Inc.	21,896	263
* Thoratec Corp.	7,119	222
* Halyard Health Inc.	5,516	216

* HMS Holdings Corp.	8,626	180
		17,772
Industrials (11.5%)
Manpowergroup Inc.	22,404	1,498
* AECOM Technology Corp.	42,214	1,351
SPX Corp.	11,960	1,073
* Esterline Technologies Corp.	8,975	1,067
Oshkosh Corp.	22,425	1,018
AGCO Corp.	23,984	1,012
* JetBlue Airways Corp.	68,890	1,008
Triumph Group Inc.	14,450	983
Exelis Inc.	52,919	949
Regal-Beloit Corp.	12,707	919
Timken Co.	21,426	917
GATX Corp.	12,599	780
Carlisle Cos. Inc.	8,656	774
Hubbell Inc. Class B	7,035	751
* Clean Harbors Inc.	15,518	725
Huntington Ingalls Industries Inc.	6,555	714
KBR Inc.	40,843	688
ITT Corp.	15,713	651
Landstar System Inc.	7,414	596
Donaldson Co. Inc.	14,954	583
Waste Connections Inc.	12,215	577
MSC Industrial Direct Co. Inc. Class A	7,339	570
Alliant Techsystems Inc.	4,844	551
Woodward Inc.	9,497	491
Kennametal Inc.	13,263	488
Valmont Industries Inc.	3,525	477
Watsco Inc.	4,442	451
CLARCOR Inc.	6,803	448
Con-way Inc.	9,047	448
* NOW Inc.	15,639	419
Crane Co.	6,680	394
Werner Enterprises Inc.	12,514	388
Lennox International Inc.	4,142	388
Granite Construction Inc.	10,104	362
RR Donnelley & Sons Co.	21,326	359
Harsco Corp.	12,036	233
Rollins Inc.	7,028	229
MSA Safety Inc.	4,150	228
* FTI Consulting Inc.	5,050	196
Herman Miller Inc.	6,175	188
Civeo Corp.	17,386	164
		26,106
Information Technology (14.2%)
Avnet Inc.	38,855	1,701
* Arrow Electronics Inc.	27,776	1,623
Equinix Inc.	6,621	1,504
Skyworks Solutions Inc.	19,173	1,294
Teradyne Inc.	60,838	1,208
* Ingram Micro Inc.	43,727	1,199
* RF Micro Devices Inc.	80,827	1,181
Jabil Circuit Inc.	56,155	1,165
* VeriFone Systems Inc.	31,770	1,133
* Synopsys Inc.	24,521	1,064

* AOL Inc.	22,106	1,020
* Keysight Technologies Inc.	28,115	990
* International Rectifier Corp.	20,117	802
Lexmark International Inc. Class A	17,510	750
Leidos Holdings Inc.	17,489	707
* Tech Data Corp.	10,756	670
* Fortinet Inc.	23,598	650
CDK Global Inc.	16,228	618
* NCR Corp.	20,787	616
* Rovi Corp.	26,638	593
Convergys Corp.	28,431	593
Science Applications International Corp.	11,371	576
* Fairchild Semiconductor International Inc. Class A	33,750	544
* Atmel Corp.	67,024	530
Vishay Intertechnology Inc.	38,111	529
* Silicon Laboratories Inc.	11,345	515
FactSet Research Systems Inc.	3,737	512
* Cadence Design Systems Inc.	26,889	507
* Polycom Inc.	38,489	507
Intersil Corp. Class A	36,385	477
* SunEdison Inc.	21,778	471
* TIBCO Software Inc.	19,269	463
* Itron Inc.	11,024	445
* Zebra Technologies Corp.	5,852	428
* Riverbed Technology Inc.	19,308	399
Diebold Inc.	10,889	394
DST Systems Inc.	3,867	384
Compuware Corp.	36,483	377
* ARRIS Group Inc.	12,209	363
InterDigital Inc.	6,791	339
National Instruments Corp.	10,174	328
Solera Holdings Inc.	6,171	325
* JDS Uniphase Corp.	23,278	311
* Knowles Corp.	13,864	290
* Integrated Device Technology Inc.	15,475	289
* Advanced Micro Devices Inc.	92,656	259
Plantronics Inc.	4,937	258
Cypress Semiconductor Corp.	24,295	258
* Semtech Corp.	9,275	236
		32,395
Materials (9.5%)
Ashland Inc.	20,149	2,298
Steel Dynamics Inc.	67,458	1,521
Reliance Steel & Aluminum Co.	21,910	1,401
United States Steel Corp.	40,783	1,360
Rock-Tenn Co. Class A	23,335	1,326
Sonoco Products Co.	28,589	1,201
Royal Gold Inc.	18,304	1,166
RPM International Inc.	17,272	824
Valspar Corp.	9,647	810
Sensient Technologies Corp.	13,560	799
Cabot Corp.	18,162	782
Domtar Corp.	18,280	744
Albemarle Corp.	11,441	675
Silgan Holdings Inc.	12,303	621
Cytec Industries Inc.	11,712	563
AptarGroup Inc.	8,614	562

Olin Corp.			22,092	556
Commercial Metals Co.			33,132	541
Compass Minerals International Inc.			5,657	492
NewMarket Corp.			1,117	440
Greif Inc. Class A			9,521	418
PolyOne Corp.			11,152	416
^ Cliffs Natural Resources Inc.			43,029	392
Scotts Miracle-Gro Co. Class A			6,401	391
TimkenSteel Corp.			10,708	381
* Louisiana-Pacific Corp.			20,670	315
Minerals Technologies Inc.			3,879	288
Carpenter Technology Corp.			5,682	287
				21,570
Telecommunication Services (0.3%)
Telephone & Data Systems Inc.			27,830	711

Utilities (8.6%)
OGE Energy Corp.			55,990	1,998
Alliant Energy Corp.			31,176	1,960
UGI Corp.			48,446	1,827
Atmos Energy Corp.			28,201	1,514
Westar Energy Inc. Class A			36,445	1,425
MDU Resources Group Inc.			54,503	1,336
Great Plains Energy Inc.			43,299	1,133
Vectren Corp.			23,184	1,025
Cleco Corp.			16,965	912
National Fuel Gas Co.			13,011	901
IDACORP Inc.			14,137	878
Hawaiian Electric Industries Inc.			28,843	813
WGL Holdings Inc.			14,606	714
Black Hills Corp.			12,553	678
Aqua America Inc.			25,411	675
PNM Resources Inc.			22,399	649
Questar Corp.			26,124	627
ONE Gas Inc.			14,622	568
				19,633
Total Common Stocks (Cost $210,375)				226,774
	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.116%		314,552	315

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.030%	12/19/14	100	100
Total Temporary Cash Investments (Cost $415)				415
Total Investments (99.7%) (Cost $210,790)				227,189
Other Assets and Liabilities-Net (0.3%)[3]				604
Net Assets (100%)				227,793

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $276,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $287,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	226,774	—	—
Temporary Cash Investments	315	100	—
Futures Contracts—Liabilities[1]	(9)	—	—
Total	227,080	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the

S&P Mid-Cap 400 Value Index Fund

fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 400 Mid-Cap Index	December 2014	7	1,009	35

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2014, the cost of investment securities for tax purposes was $210,790,000. Net unrealized appreciation of investment securities for tax purposes was $16,399,000, consisting of unrealized gains of $24,898,000 on securities that had risen in value since their purchase and $8,499,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (14.8%)
* Buffalo Wild Wings Inc.	10,467	1,782
Wolverine World Wide Inc.	56,135	1,713
Cracker Barrel Old Country Store Inc.	13,176	1,687
Jack in the Box Inc.	21,591	1,609
Pool Corp.	24,361	1,447
* Skechers U.S.A. Inc. Class A	22,369	1,374
Marriott Vacations Worldwide Corp.	16,071	1,181
Men's Wearhouse Inc.	25,222	1,178
Texas Roadhouse Inc. Class A	34,591	1,144
* Genesco Inc.	13,316	1,083
* Steven Madden Ltd.	31,749	1,083
* Iconix Brand Group Inc.	26,545	1,073
Group 1 Automotive Inc.	11,798	1,056
Ryland Group Inc.	25,951	1,015
Monro Muffler Brake Inc.	17,431	955
* Helen of Troy Ltd.	14,736	953
* Lumber Liquidators Holdings Inc.	14,981	953
DineEquity Inc.	9,551	949
Lithia Motors Inc. Class A	12,546	922
* G-III Apparel Group Ltd.	10,358	917
Papa John's International Inc.	16,736	883
* Pinnacle Entertainment Inc.	33,027	822
* Vitamin Shoppe Inc.	17,074	817
* Dorman Products Inc.	17,153	812
* Meritage Homes Corp.	20,540	806
Buckle Inc.	15,507	794
Brown Shoe Co. Inc.	24,153	791
* Select Comfort Corp.	29,690	782
Sonic Corp.	28,384	772
* Outerwall Inc.	10,964	771
La-Z-Boy Inc.	29,004	754
Finish Line Inc. Class A	26,409	754
Bob Evans Farms Inc.	13,030	708
* Hibbett Sports Inc.	13,878	696
Children's Place Inc.	11,904	667
* Standard Pacific Corp.	83,326	629
* Crocs Inc.	47,064	625
Drew Industries Inc.	13,046	614
* Multimedia Games Holding Co. Inc.	16,377	594
* iRobot Corp.	16,258	592
* BJ's Restaurants Inc.	12,012	590
Cato Corp. Class A	14,168	568
* Boyd Gaming Corp.	43,407	555
* Barnes & Noble Inc.	23,508	549
* Red Robin Gourmet Burgers Inc.	7,912	533
Oxford Industries Inc.	7,992	529
* Universal Electronics Inc.	8,655	524
Scholastic Corp.	14,584	518
* Tuesday Morning Corp.	24,086	513

Sonic Automotive Inc. Class A	18,852	486
Interval Leisure Group Inc.	21,945	477
* Strayer Education Inc.	6,069	459
Standard Motor Products Inc.	11,576	442
* Zumiez Inc.	12,037	431
Ethan Allen Interiors Inc.	14,494	429
* Regis Corp.	25,081	415
* Scientific Games Corp. Class A	27,351	414
Capella Education Co.	6,068	414
^ Sturm Ruger & Co. Inc.	10,709	408
Winnebago Industries Inc.	15,062	379
* FTD Cos. Inc.	10,552	366
Stage Stores Inc.	17,701	363
* Biglari Holdings Inc.	957	355
* EW Scripps Co. Class A	16,639	326
* American Public Education Inc.	9,607	323
Callaway Golf Co.	43,265	321
* M/I Homes Inc.	13,626	312
Nutrisystem Inc.	16,026	304
Fred's Inc. Class A	19,302	299
* Francesca's Holdings Corp.	23,554	299
Movado Group Inc.	10,150	292
* Pep Boys-Manny Moe & Jack	29,677	289
* Ruby Tuesday Inc.	34,223	285
Ruth's Hospitality Group Inc.	19,855	261
* MarineMax Inc.	13,839	256
Haverty Furniture Cos. Inc.	11,525	243
Arctic Cat Inc.	7,195	238
Superior Industries International Inc.	12,975	235
* Blue Nile Inc.	6,590	228
Stein Mart Inc.	15,809	224
* Career Education Corp.	33,014	193
* Kirkland's Inc.	8,355	181
* Perry Ellis International Inc.	6,793	179
Marcus Corp.	10,263	169
* Aeropostale Inc.	44,282	154
PetMed Express Inc.	11,288	152
* Christopher & Banks Corp.	20,545	149
Harte-Hanks Inc.	24,114	148
* Quiksilver Inc.	69,408	142
Big 5 Sporting Goods Corp.	10,054	132
Universal Technical Institute Inc.	11,658	122
* VOXX International Corp. Class A	11,357	95
* Monarch Casino & Resort Inc.	5,476	91
* Sizmek Inc.	12,006	69
		56,185
Consumer Staples (3.9%)
* TreeHouse Foods Inc.	23,283	1,885
Casey's General Stores Inc.	20,963	1,755
* Darling Ingredients Inc.	91,111	1,695
* Boston Beer Co. Inc. Class A	4,900	1,288
Sanderson Farms Inc.	11,348	985
Snyder's-Lance Inc.	28,725	870
J&J Snack Foods Corp.	8,243	866
B&G Foods Inc.	29,649	848
Andersons Inc.	14,590	788
Cal-Maine Foods Inc.	16,576	694

	WD-40 Co.	7,708	587
	Universal Corp.	12,821	513
	SpartanNash Co.	20,785	485
*	Diamond Foods Inc.	14,675	437
	Calavo Growers Inc.	7,809	335
	Inter Parfums Inc.	9,473	243
*	Central Garden and Pet Co. Class A	23,870	197
*	Medifast Inc.	6,226	184
*	Seneca Foods Corp. Class A	3,925	106
*	Alliance One International Inc.	44,707	81
			14,842
Energy (3.3%)
	Bristow Group Inc.	19,665	1,261
	Exterran Holdings Inc.	37,060	1,241
*	Carrizo Oil & Gas Inc.	23,405	924
*	SEACOR Holdings Inc.	9,794	697
*	PDC Energy Inc.	19,816	585
	Green Plains Inc.	18,864	566
*	Stone Energy Corp.	31,049	491
*	Newpark Resources Inc.	46,127	483
*	Hornbeck Offshore Services Inc.	17,829	473
*	Cloud Peak Energy Inc.	33,894	396
	Gulfmark Offshore Inc.	14,990	390
*	C&J Energy Services Inc.	25,586	388
*	Synergy Resources Corp.	37,525	368
*	Matrix Service Co.	14,685	310
*	Contango Oil & Gas Co.	8,849	299
	Tesco Corp.	20,308	286
*	TETRA Technologies Inc.	44,273	281
*	Bill Barrett Corp.	27,615	280
*	Northern Oil and Gas Inc.	31,918	277
	Arch Coal Inc.	118,198	262
*	Era Group Inc.	10,759	226
	Comstock Resources Inc.	24,784	220
*	Pioneer Energy Services Corp.	35,163	212
*	Penn Virginia Corp.	39,799	204
*,^ Approach Resources Inc.		20,169	196
*	Geospace Technologies Corp.	7,313	193
*	Rex Energy Corp.	27,092	190
*	ION Geophysical Corp.	71,618	177
*	Basic Energy Services Inc.	19,486	174
	Paragon Offshore plc	47,188	171
	Gulf Island Fabrication Inc.	7,220	141
*	PetroQuest Energy Inc.	32,751	122
*	Swift Energy Co.	24,394	110
			12,594
Financials (22.8%)
*	Stifel Financial Corp.	36,355	1,764
	Post Properties Inc.	30,105	1,764
	EPR Properties	31,359	1,756
*	PRA Group Inc.	27,702	1,621
	Geo Group Inc.	40,183	1,619
	DiamondRock Hospitality Co.	108,253	1,616
	Sovran Self Storage Inc.	18,407	1,565
	ProAssurance Corp.	32,264	1,455
	Healthcare Realty Trust Inc.	53,890	1,423

Cousins Properties Inc.	113,719	1,392
* Texas Capital Bancshares Inc.	25,232	1,391
Susquehanna Bancshares Inc.	103,866	1,368
MarketAxess Holdings Inc.	20,733	1,359
Medical Properties Trust Inc.	95,803	1,328
Bank of the Ozarks Inc.	35,666	1,291
Lexington Realty Trust	115,057	1,266
Kite Realty Group Trust	45,962	1,254
United Bankshares Inc.	35,174	1,228
PrivateBancorp Inc.	38,836	1,221
FNB Corp.	96,033	1,209
EastGroup Properties Inc.	17,473	1,174
UMB Financial Corp.	20,869	1,158
Wintrust Financial Corp.	25,742	1,150
Glacier Bancorp Inc.	41,147	1,127
American Equity Investment Life Holding Co.	41,324	1,116
MB Financial Inc.	35,162	1,108
Acadia Realty Trust	34,641	1,107
First Financial Bankshares Inc.	35,395	1,068
Chesapeake Lodging Trust	29,984	1,015
Evercore Partners Inc. Class A	20,048	1,012
Home BancShares Inc.	31,952	1,012
RLI Corp.	20,449	939
Financial Engines Inc.	28,726	939
* First Cash Financial Services Inc.	15,733	909
Education Realty Trust Inc.	77,131	898
Parkway Properties Inc.	45,849	893
Pennsylvania REIT	37,987	888
Government Properties Income Trust	38,840	882
PS Business Parks Inc.	10,702	871
Interactive Brokers Group Inc.	31,557	862
Old National Bancorp	59,657	847
Selective Insurance Group Inc.	31,153	834
Sabra Health Care REIT Inc.	29,429	833
Community Bank System Inc.	22,487	832
Retail Opportunity Investments Corp.	50,337	829
CVB Financial Corp.	53,198	807
LTC Properties Inc.	19,258	805
Columbia Banking System Inc.	29,102	799
American Assets Trust Inc.	20,019	787
Associated Estates Realty Corp.	31,827	714
Horace Mann Educators Corp.	22,620	708
Westamerica Bancorporation	14,407	700
National Penn Bancshares Inc.	68,521	699
First Midwest Bancorp Inc.	41,591	696
Capstead Mortgage Corp.	52,946	689
Pinnacle Financial Partners Inc.	18,276	688
Northwest Bancshares Inc.	52,459	660
Greenhill & Co. Inc.	14,707	652
HFF Inc. Class A	18,076	623
Sterling Bancorp	46,168	618
BBCN Bancorp Inc.	43,917	611
Virtus Investment Partners Inc.	3,929	605
First Financial Bancorp	34,053	603
Franklin Street Properties Corp.	49,227	592
NBT Bancorp Inc.	24,112	586
Boston Private Financial Holdings Inc.	44,341	566

* Encore Capital Group Inc.	13,146	564
* BofI Holding Inc.	6,951	549
Independent Bank Corp.	13,299	527
Inland Real Estate Corp.	48,531	524
Provident Financial Services Inc.	29,967	518
* Piper Jaffray Cos.	8,962	514
ViewPoint Financial Group Inc.	20,166	481
First Commonwealth Financial Corp.	52,047	473
Infinity Property & Casualty Corp.	6,338	460
Aviv REIT Inc.	13,665	460
CoreSite Realty Corp.	12,033	458
S&T Bancorp Inc.	16,583	456
Banner Corp.	10,893	449
* Green Dot Corp. Class A	20,073	442
United Community Banks Inc.	25,098	442
* Navigators Group Inc.	6,036	441
Stewart Information Services Corp.	12,305	437
AMERISAFE Inc.	10,397	433
Safety Insurance Group Inc.	7,020	418
Cash America International Inc.	15,965	390
* Investment Technology Group Inc.	19,629	388
* World Acceptance Corp.	5,065	387
City Holding Co.	8,628	377
Wilshire Bancorp Inc.	39,231	376
Brookline Bancorp Inc.	38,974	371
FXCM Inc. Class A	22,998	370
Simmons First National Corp. Class A	8,966	363
TrustCo Bank Corp. NY	52,703	359
Hanmi Financial Corp.	17,738	356
Employers Holdings Inc.	17,530	355
Universal Health Realty Income Trust	7,198	348
Saul Centers Inc.	6,256	342
Urstadt Biddle Properties Inc. Class A	15,256	338
* Enova International Inc.	14,608	336
United Fire Group Inc.	11,788	328
Cardinal Financial Corp.	17,808	325
Tompkins Financial Corp.	6,619	325
Universal Insurance Holdings Inc.	16,257	315
Oritani Financial Corp.	21,534	313
* Forestar Group Inc.	19,440	311
* First BanCorp	58,049	298
* Ezcorp Inc. Class A	27,149	296
Getty Realty Corp.	14,513	263
Cedar Realty Trust Inc.	38,374	261
* eHealth Inc.	9,894	256
Dime Community Bancshares Inc.	16,831	255
Agree Realty Corp.	7,915	244
HCI Group Inc.	5,177	209
* CareTrust REIT Inc.	11,209	181
Bank Mutual Corp.	24,217	156
Meadowbrook Insurance Group Inc.	25,460	155
Calamos Asset Management Inc. Class A	9,237	125
* SWS Group Inc.	16,940	118
		86,637
Health Care (11.1%)
West Pharmaceutical Services Inc.	39,114	2,034
* PAREXEL International Corp.	30,284	1,772

* Akorn Inc.	39,740	1,592
* Amsurg Corp.	26,584	1,371
* Medidata Solutions Inc.	29,862	1,275
* Impax Laboratories Inc.	36,347	1,161
* MWI Veterinary Supply Inc.	7,106	1,161
* NuVasive Inc.	25,968	1,141
Chemed Corp.	9,553	1,052
* Haemonetics Corp.	28,419	1,050
* Magellan Health Inc.	15,923	974
* Medicines Co.	35,934	963
* Prestige Brands Holdings Inc.	28,711	960
* Neogen Corp.	20,298	899
* Air Methods Corp.	19,775	878
* Molina Healthcare Inc.	16,708	854
Cantel Medical Corp.	19,432	846
* Acorda Therapeutics Inc.	23,069	841
* Cyberonics Inc.	14,713	783
Kindred Healthcare Inc.	38,635	768
* Masimo Corp.	27,525	723
* Lannett Co. Inc.	14,666	721
* ABIOMED Inc.	20,116	715
* Integra LifeSciences Holdings Corp.	13,872	683
* Greatbatch Inc.	13,758	682
Abaxis Inc.	11,685	671
* MedAssets Inc.	33,215	642
CONMED Corp.	15,096	641
* Omnicell Inc.	19,788	637
* ICU Medical Inc.	7,417	621
* Natus Medical Inc.	17,828	610
* Ligand Pharmaceuticals Inc.	10,427	562
* Depomed Inc.	32,222	499
Analogic Corp.	6,820	497
* Amedisys Inc.	18,501	470
* AMN Healthcare Services Inc.	25,885	443
Ensign Group Inc.	11,127	439
* IPC The Hospitalist Co. Inc.	9,573	422
* Hanger Inc.	19,643	421
* Emergent Biosolutions Inc.	16,273	405
* Luminex Corp.	21,195	392
* Repligen Corp.	17,079	391
* Bio-Reference Laboratories Inc.	13,743	389
* Cambrex Corp.	17,053	388
Meridian Bioscience Inc.	23,142	381
* Affymetrix Inc.	40,858	373
* PharMerica Corp.	16,726	365
* Sagent Pharmaceuticals Inc.	12,615	364
Quality Systems Inc.	24,475	361
* Merit Medical Systems Inc.	24,067	356
Computer Programs & Systems Inc.	5,809	341
* Gentiva Health Services Inc.	17,462	339
* HealthStream Inc.	11,816	339
* Cynosure Inc. Class A	12,049	332
* Anika Therapeutics Inc.	8,068	330
* Healthways Inc.	19,678	307
* Momenta Pharmaceuticals Inc.	25,875	304
* Providence Service Corp.	6,565	257
* AngioDynamics Inc.	14,136	247

Invacare Corp.	16,286	246
* Spectrum Pharmaceuticals Inc.	32,207	232
* Albany Molecular Research Inc.	13,155	214
Landauer Inc.	5,339	176
* Cross Country Healthcare Inc.	16,419	175
* CorVel Corp.	4,995	173
* LHC Group Inc.	6,850	161
* SurModics Inc.	7,623	160
CryoLife Inc.	14,090	142
* Almost Family Inc.	4,435	122
* Symmetry Medical Inc.	2,402	22
		42,258
Industrials (16.3%)
* Teledyne Technologies Inc.	20,769	2,220
Toro Co.	30,810	2,024
Curtiss-Wright Corp.	26,670	1,891
* Moog Inc. Class A	23,568	1,715
EMCOR Group Inc.	37,088	1,608
EnerSys	25,740	1,563
Healthcare Services Group Inc.	38,863	1,172
Knight Transportation Inc.	33,596	1,118
Hillenbrand Inc.	34,734	1,117
Allegiant Travel Co. Class A	7,700	1,080
Applied Industrial Technologies Inc.	22,938	1,076
Mobile Mini Inc.	25,799	1,070
* WageWorks Inc.	18,089	1,057
Actuant Corp. Class A	35,898	1,054
Mueller Industries Inc.	31,343	1,028
Barnes Group Inc.	27,034	993
Tetra Tech Inc.	35,506	965
UniFirst Corp.	8,638	964
Watts Water Technologies Inc. Class A	15,724	951
* Orbital Sciences Corp.	33,486	911
United Stationers Inc.	21,533	884
* EnPro Industries Inc.	13,258	855
Matson Inc.	23,744	836
Forward Air Corp.	17,038	834
* On Assignment Inc.	27,094	833
Franklin Electric Co. Inc.	21,818	819
Heartland Express Inc.	30,559	811
ABM Industries Inc.	28,652	776
Simpson Manufacturing Co. Inc.	23,007	764
* Saia Inc.	13,643	757
* Korn/Ferry International	27,796	755
Matthews International Corp. Class A	16,331	752
Apogee Enterprises Inc.	16,093	728
* Hub Group Inc. Class A	19,233	724
G&K Services Inc. Class A	11,003	716
Tennant Co.	10,157	685
Brady Corp. Class A	26,281	657
CIRCOR International Inc.	9,748	653
* Atlas Air Worldwide Holdings Inc.	13,924	636
AZZ Inc.	14,164	634
* Taser International Inc.	28,984	623
Lindsay Corp.	7,030	618
Cubic Corp.	11,975	616
* UTi Worldwide Inc.	50,612	597

Albany International Corp.	15,786	590
Kaman Corp.	14,962	589
Brink's Co.	26,822	582
ArcBest Corp.	13,338	579
* Dycom Industries Inc.	18,902	578
Interface Inc. Class A	36,679	555
Exponent Inc.	7,218	549
* GenCorp Inc.	32,360	540
AAR Corp.	20,922	536
Universal Forest Products Inc.	11,165	533
ESCO Technologies Inc.	14,630	527
* TrueBlue Inc.	22,918	526
Standex International Corp.	7,093	518
Federal Signal Corp.	34,599	516
Briggs & Stratton Corp.	25,253	506
John Bean Technologies Corp.	16,066	487
AAON Inc.	23,340	484
US Ecology Inc.	12,025	479
* DXP Enterprises Inc.	7,085	416
Quanex Building Products Corp.	20,895	413
Insperity Inc.	12,648	413
* Engility Holdings Inc.	9,811	413
Astec Industries Inc.	10,457	411
* Aegion Corp. Class A	20,796	396
* Navigant Consulting Inc.	27,191	381
Encore Wire Corp.	10,372	380
General Cable Corp.	27,088	373
SkyWest Inc.	28,470	356
* Roadrunner Transportation Systems Inc.	15,412	347
Resources Connection Inc.	21,335	324
Aceto Corp.	15,182	319
* Aerovironment Inc.	11,185	310
Comfort Systems USA Inc.	21,018	302
Griffon Corp.	23,923	298
Titan International Inc.	29,844	295
* American Woodmark Corp.	6,839	272
Viad Corp.	11,158	268
Celadon Group Inc.	12,150	268
Kelly Services Inc. Class A	16,533	255
* Lydall Inc.	9,503	253
* PGT Inc.	26,334	248
* Gibraltar Industries Inc.	16,188	232
* Veritiv Corp.	4,543	228
Powell Industries Inc.	5,151	219
American Science & Engineering Inc.	4,404	215
Heidrick & Struggles International Inc.	9,137	183
* Orion Marine Group Inc.	15,004	165
National Presto Industries Inc.	2,736	161
CDI Corp.	7,905	136
* Vicor Corp.	8,967	109
		62,173
Information Technology (17.4%)
* TriQuint Semiconductor Inc.	96,774	2,358
* Tyler Technologies Inc.	18,180	1,974
MAXIMUS Inc.	37,076	1,942
* Manhattan Associates Inc.	41,540	1,643
* ViaSat Inc.	23,776	1,576

* Microsemi Corp.	52,751	1,435
j2 Global Inc.	25,074	1,418
Anixter International Inc.	15,029	1,306
* Synaptics Inc.	20,312	1,279
* Take-Two Interactive Software Inc.	46,136	1,276
Littelfuse Inc.	12,448	1,197
* CACI International Inc. Class A	12,996	1,159
* Dealertrack Technologies Inc.	24,417	1,152
* Electronics For Imaging Inc.	25,707	1,143
* Sanmina Corp.	45,667	1,123
SYNNEX Corp.	15,378	1,099
Heartland Payment Systems Inc.	19,887	1,084
Blackbaud Inc.	25,511	1,083
MKS Instruments Inc.	29,313	1,068
* Cardtronics Inc.	24,577	962
Monolithic Power Systems Inc.	19,906	958
Tessera Technologies Inc.	25,816	882
* MicroStrategy Inc. Class A	5,000	859
* Synchronoss Technologies Inc.	19,634	841
Power Integrations Inc.	16,636	834
* Veeco Instruments Inc.	22,226	832
* comScore Inc.	18,886	830
Methode Electronics Inc.	21,082	817
* NetScout Systems Inc.	20,643	788
* Coherent Inc.	13,773	763
* Plexus Corp.	18,649	728
* iGATE Corp.	19,672	727
* OSI Systems Inc.	10,279	725
* Progress Software Corp.	27,995	722
* Rogers Corp.	10,078	714
* Benchmark Electronics Inc.	29,755	708
* NETGEAR Inc.	19,836	689
* LogMeIn Inc.	13,589	687
ADTRAN Inc.	30,260	632
* Cirrus Logic Inc.	34,339	628
* Super Micro Computer Inc.	18,858	628
* Cabot Microelectronics Corp.	13,118	621
* ScanSource Inc.	15,869	617
NIC Inc.	33,526	604
Monotype Imaging Holdings Inc.	21,632	598
* Kulicke & Soffa Industries Inc.	42,287	591
* Virtusa Corp.	14,651	587
* QLogic Corp.	48,468	559
MTS Systems Corp.	8,353	554
* Diodes Inc.	20,188	537
* Insight Enterprises Inc.	22,572	529
* FARO Technologies Inc.	9,595	527
* Bottomline Technologies de Inc.	20,848	511
* Sykes Enterprises Inc.	21,722	503
* VASCO Data Security International Inc.	16,339	487
CSG Systems International Inc.	19,302	485
* ExlService Holdings Inc.	17,151	481
* Digital River Inc.	17,808	452
Badger Meter Inc.	8,038	443
Brooks Automation Inc.	37,175	435
* Advanced Energy Industries Inc.	20,888	427
* Interactive Intelligence Group Inc.	9,339	422

* Rofin-Sinar Technologies Inc.	15,594	420
ManTech International Corp. Class A	13,071	394
* Newport Corp.	22,216	391
* II-VI Inc.	29,056	386
* Stamps.com Inc.	8,135	384
* CalAmp Corp.	20,014	374
* Harmonic Inc.	51,042	357
Comtech Telecommunications Corp.	8,927	354
* LivePerson Inc.	27,249	353
* Ixia	32,146	333
* Perficient Inc.	19,170	332
* Blucora Inc.	22,898	325
Micrel Inc.	24,867	325
CTS Corp.	18,714	322
* DTS Inc.	9,526	307
* Ultratech Inc.	15,693	306
* Checkpoint Systems Inc.	23,216	296
Park Electrochemical Corp.	11,652	287
Ebix Inc.	17,077	277
* Fabrinet	16,420	275
Epiq Systems Inc.	17,238	264
* Tangoe Inc.	20,301	264
Daktronics Inc.	21,697	259
* Exar Corp.	26,363	241
Forrester Research Inc.	5,925	235
* TeleTech Holdings Inc.	9,857	230
* Dice Holdings Inc.	21,005	228
* Mercury Systems Inc.	17,658	228
Oplink Communications Inc.	8,903	215
* Monster Worldwide Inc.	49,454	215
* TTM Technologies Inc.	29,701	201
* Nanometrics Inc.	13,434	199
Black Box Corp.	8,493	197
* CEVA Inc.	11,435	197
* XO Group Inc.	13,537	196
* Rudolph Technologies Inc.	18,238	167
Cohu Inc.	14,159	162
Bel Fuse Inc. Class B	5,983	158
* Liquidity Services Inc.	13,562	143
* Pericom Semiconductor Corp.	10,855	138
* DSP Group Inc.	11,947	129
* Kopin Corp.	34,321	117
* Ciber Inc.	38,177	116
* Entropic Communications Inc.	48,434	115
Electro Scientific Industries Inc.	14,336	103
* Agilysys Inc.	8,314	102
* Digi International Inc.	13,470	96
* QuinStreet Inc.	18,494	84
		66,036
Materials (5.8%)
* KapStone Paper and Packaging Corp.	46,680	1,394
HB Fuller Co.	27,753	1,199
Balchem Corp.	16,898	1,098
US Silica Holdings Inc.	29,774	936
* Stillwater Mining Co.	66,324	871
* Century Aluminum Co.	28,447	787
SunCoke Energy Inc.	38,292	778

* Boise Cascade Co.	21,761	777
* Clearwater Paper Corp.	10,945	725
Schweitzer-Mauduit International Inc.	16,829	720
Kaiser Aluminum Corp.	9,878	719
Innophos Holdings Inc.	12,071	653
A Schulman Inc.	16,238	621
Globe Specialty Metals Inc.	35,438	614
Quaker Chemical Corp.	7,365	600
PH Glatfelter Co.	23,678	600
* Calgon Carbon Corp.	29,367	599
Rayonier Advanced Materials Inc.	23,549	580
* Headwaters Inc.	40,528	567
* AK Steel Holding Corp.	95,400	565
* Flotek Industries Inc.	27,674	539
Neenah Paper Inc.	9,239	529
OM Group Inc.	17,510	476
* Intrepid Potash Inc.	31,335	447
Stepan Co.	10,569	438
Materion Corp.	11,492	400
* RTI International Metals Inc.	17,096	392
Deltic Timber Corp.	6,167	384
* LSB Industries Inc.	10,816	358
* Kraton Performance Polymers Inc.	18,265	336
Koppers Holdings Inc.	11,409	333
Haynes International Inc.	6,912	310
Wausau Paper Corp.	27,823	277
Tredegar Corp.	14,256	261
Myers Industries Inc.	13,954	227
Hawkins Inc.	5,167	204
Zep Inc.	12,850	175
American Vanguard Corp.	14,085	153
FutureFuel Corp.	12,442	139
Olympic Steel Inc.	4,987	81
* AM Castle & Co.	9,359	70
		21,932
Telecommunication Services (0.7%)
Consolidated Communications Holdings Inc.	25,896	710
* Cincinnati Bell Inc.	116,402	415
* 8x8 Inc.	49,403	384
Atlantic Tele-Network Inc.	5,587	380
* General Communication Inc. Class A	17,138	208
Spok Holdings Inc.	12,111	192
Lumos Networks Corp.	10,404	172
NTELOS Holdings Corp.	9,150	77
		2,538
Utilities (3.6%)
Piedmont Natural Gas Co. Inc.	43,339	1,625
Southwest Gas Corp.	25,727	1,489
New Jersey Resources Corp.	23,339	1,351
NorthWestern Corp.	25,363	1,350
UIL Holdings Corp.	31,253	1,244
Laclede Group Inc.	23,856	1,210
Avista Corp.	32,752	1,128
ALLETE Inc.	21,666	1,104
South Jersey Industries Inc.	18,308	1,045
El Paso Electric Co.	22,298	844

American States Water Co.			21,391	746
Northwest Natural Gas Co.			15,019	699
				13,835
Total Common Stocks (Cost $326,656)				379,030
	Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund (Cost $1,228)	0.116%		1,227,614	1,228

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.030%	12/19/14	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.055%	1/16/15	100	100
				200
Total Temporary Cash Investments (Cost $1,428)				1,428
Total Investments (100.1%) (Cost $328,084)				380,458
Other Assets and Liabilities-Net (-0.1%)[3]				(284)
Net Assets (100%)				380,174
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $138,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $151,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

S&P Small-Cap 600 Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	379,030	—	—
Temporary Cash Investments	1,228	200	—
Futures Contracts—Assets[1]	4	—	—
Futures Contracts—Liabilities[1]	(27)	—	—
Total	380,234	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2014	10	1,172	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

S&P Small-Cap 600 Index Fund

D. At November 30, 2014, the cost of investment securities for tax purposes was $328,084,000. Net unrealized appreciation of investment securities for tax purposes was $52,374,000, consisting of unrealized gains of $65,483,000 on securities that had risen in value since their purchase and $13,109,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Value Index Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (13.6%)
* Skechers U.S.A. Inc. Class A	10,437	641
Marriott Vacations Worldwide Corp.	7,500	551
* Genesco Inc.	6,215	506
Group 1 Automotive Inc.	5,508	493
* Vitamin Shoppe Inc.	7,968	381
* Meritage Homes Corp.	9,587	376
Cracker Barrel Old Country Store Inc.	2,888	370
Brown Shoe Co. Inc.	11,274	369
Jack in the Box Inc.	4,732	353
Finish Line Inc. Class A	12,326	352
Children's Place Inc.	5,563	312
Pool Corp.	5,227	311
* Standard Pacific Corp.	38,915	294
* Crocs Inc.	21,993	292
Men's Wearhouse Inc.	6,006	281
* BJ's Restaurants Inc.	5,584	274
DineEquity Inc.	2,719	270
Cato Corp. Class A	6,625	266
* Barnes & Noble Inc.	10,999	257
Scholastic Corp.	6,826	242
* Select Comfort Corp.	9,011	237
Sonic Automotive Inc. Class A	8,825	228
Buckle Inc.	4,343	222
* Strayer Education Inc.	2,813	213
Ethan Allen Interiors Inc.	6,715	199
* G-III Apparel Group Ltd.	2,223	197
* Regis Corp.	11,625	192
Bob Evans Farms Inc.	3,347	182
Ryland Group Inc.	4,601	180
* Helen of Troy Ltd.	2,683	173
* FTD Cos. Inc.	4,888	169
Stage Stores Inc.	8,201	168
Monro Muffler Brake Inc.	3,012	165
* Biglari Holdings Inc.	443	165
* Hibbett Sports Inc.	3,111	156
Callaway Golf Co.	20,043	148
* M/I Homes Inc.	6,313	145
Fred's Inc. Class A	8,943	139
* Tuesday Morning Corp.	6,420	137
* Pep Boys-Manny Moe & Jack	13,747	134
* Ruby Tuesday Inc.	15,853	132
* Boyd Gaming Corp.	10,065	129
* Outerwall Inc.	1,742	122
* iRobot Corp.	3,270	119
Superior Industries International Inc.	5,996	109
Stein Mart Inc.	7,302	104
Interval Leisure Group Inc.	4,624	100
Standard Motor Products Inc.	2,629	100
Oxford Industries Inc.	1,384	92

* Career Education Corp.	15,438	90
* Zumiez Inc.	2,342	84
* Perry Ellis International Inc.	3,124	82
Marcus Corp.	4,730	78
* Aeropostale Inc.	20,401	71
* Christopher & Banks Corp.	9,517	69
Harte-Hanks Inc.	11,125	68
* Quiksilver Inc.	31,789	65
Nutrisystem Inc.	3,415	65
Big 5 Sporting Goods Corp.	4,719	62
Haverty Furniture Cos. Inc.	2,769	58
Universal Technical Institute Inc.	5,519	58
* Blue Nile Inc.	1,313	45
* VOXX International Corp. Class A	5,168	43
PetMed Express Inc.	3,177	43
* Sizmek Inc.	5,724	33
		12,761
Consumer Staples (4.5%)
* TreeHouse Foods Inc.	10,851	878
Sanderson Farms Inc.	5,297	460
Snyder's-Lance Inc.	13,408	406
Casey's General Stores Inc.	4,593	385
Cal-Maine Foods Inc.	7,737	324
* Darling Ingredients Inc.	14,865	277
Universal Corp.	5,977	239
SpartanNash Co.	9,731	227
J&J Snack Foods Corp.	2,117	223
B&G Foods Inc.	6,921	198
Andersons Inc.	2,998	162
* Diamond Foods Inc.	3,536	105
* Central Garden and Pet Co. Class A	11,057	91
Calavo Growers Inc.	2,027	87
* Medifast Inc.	2,894	85
* Seneca Foods Corp. Class A	1,839	50
* Alliance One International Inc.	21,185	38
		4,235
Energy (3.5%)
Exterran Holdings Inc.	17,287	579
Bristow Group Inc.	5,229	335
* SEACOR Holdings Inc.	4,552	324
Green Plains Inc.	8,817	265
* Hornbeck Offshore Services Inc.	8,337	221
* Cloud Peak Energy Inc.	15,716	183
* PDC Energy Inc.	4,904	145
* Contango Oil & Gas Co.	4,100	139
* TETRA Technologies Inc.	20,519	130
Arch Coal Inc.	54,754	122
Gulfmark Offshore Inc.	3,961	103
Comstock Resources Inc.	11,481	102
* Pioneer Energy Services Corp.	16,302	98
* Approach Resources Inc.	9,343	91
* Bill Barrett Corp.	6,786	69
Gulf Island Fabrication Inc.	3,442	67
Paragon Offshore plc	15,521	56
* Swift Energy Co.	11,300	51
* ION Geophysical Corp.	19,807	49

* Penn Virginia Corp.	9,034	46
* PetroQuest Energy Inc.	10,469	39
* Basic Energy Services Inc.	4,243	38
		3,252
Financials (23.7%)
EPR Properties	14,618	818
Geo Group Inc.	18,736	755
ProAssurance Corp.	15,047	679
Healthcare Realty Trust Inc.	25,139	664
Cousins Properties Inc.	53,045	649
Susquehanna Bancshares Inc.	48,415	638
Kite Realty Group Trust	21,451	585
United Bankshares Inc.	16,414	573
FNB Corp.	44,816	564
Wintrust Financial Corp.	12,017	537
Post Properties Inc.	8,981	526
Sovran Self Storage Inc.	4,893	416
Pennsylvania REIT	17,731	414
Government Properties Income Trust	18,128	412
Interactive Brokers Group Inc.	14,728	402
Lexington Realty Trust	35,973	396
Selective Insurance Group Inc.	14,541	389
* Stifel Financial Corp.	7,796	378
DiamondRock Hospitality Co.	25,239	377
Acadia Realty Trust	10,677	341
Chesapeake Lodging Trust	9,935	336
Horace Mann Educators Corp.	10,559	331
Capstead Mortgage Corp.	24,711	322
Northwest Bancshares Inc.	24,495	308
Education Realty Trust Inc.	25,918	302
EastGroup Properties Inc.	4,486	302
Sterling Bancorp	21,567	289
First Financial Bancorp	15,830	280
Franklin Street Properties Corp.	22,999	276
UMB Financial Corp.	4,968	276
NBT Bancorp Inc.	11,273	274
Parkway Properties Inc.	12,843	250
American Equity Investment Life Holding Co.	9,068	245
Independent Bank Corp.	6,168	244
* Piper Jaffray Cos.	4,194	241
Provident Financial Services Inc.	13,892	240
LTC Properties Inc.	5,573	233
Associated Estates Realty Corp.	9,961	223
Infinity Property & Casualty Corp.	2,967	216
RLI Corp.	4,677	215
Community Bank System Inc.	5,773	214
S&T Bancorp Inc.	7,686	211
Banner Corp.	5,049	208
Medical Properties Trust Inc.	14,752	205
* Navigators Group Inc.	2,796	204
Stewart Information Services Corp.	5,721	203
PS Business Parks Inc.	2,448	199
Safety Insurance Group Inc.	3,252	194
CVB Financial Corp.	12,666	192
National Penn Bancshares Inc.	18,825	192
Westamerica Bancorporation	3,767	183
Cash America International Inc.	7,451	182

American Assets Trust Inc.	4,578	180
Old National Bancorp	12,500	178
Brookline Bancorp Inc.	18,059	172
FXCM Inc. Class A	10,658	172
Simmons First National Corp. Class A	4,165	169
Hanmi Financial Corp.	8,218	165
United Fire Group Inc.	5,463	152
Tompkins Financial Corp.	3,065	150
Aviv REIT Inc.	4,246	143
Greenhill & Co. Inc.	3,158	140
* Ezcorp Inc. Class A	12,577	137
ViewPoint Financial Group Inc.	5,519	132
Getty Realty Corp.	6,723	122
Cedar Realty Trust Inc.	17,776	121
Dime Community Bancshares Inc.	7,796	118
Columbia Banking System Inc.	4,226	116
Agree Realty Corp.	3,666	113
* Green Dot Corp. Class A	4,959	109
TrustCo Bank Corp. NY	15,385	105
Urstadt Biddle Properties Inc. Class A	4,617	102
* Enova International Inc.	4,296	99
First Commonwealth Financial Corp.	10,854	99
City Holding Co.	2,120	93
* First BanCorp	18,017	92
Cardinal Financial Corp.	4,784	87
Saul Centers Inc.	1,478	81
Inland Real Estate Corp.	7,040	76
* World Acceptance Corp.	986	75
Meadowbrook Insurance Group Inc.	12,016	73
* Investment Technology Group Inc.	3,547	70
Universal Health Realty Income Trust	1,435	69
AMERISAFE Inc.	1,494	62
Calamos Asset Management Inc. Class A	4,396	59
* SWS Group Inc.	7,875	55
Universal Insurance Holdings Inc.	1,907	37
Bank Mutual Corp.	4,244	27
		22,253
Health Care (7.5%)
* Impax Laboratories Inc.	16,959	542
Chemed Corp.	4,459	491
* Magellan Health Inc.	7,433	455
* Molina Healthcare Inc.	7,798	399
Kindred Healthcare Inc.	17,955	357
* PAREXEL International Corp.	5,930	347
CONMED Corp.	7,054	299
* ICU Medical Inc.	3,466	290
* Haemonetics Corp.	7,694	284
* Amedisys Inc.	8,573	218
* AMN Healthcare Services Inc.	11,994	205
* Amsurg Corp.	3,847	198
* Integra LifeSciences Holdings Corp.	3,820	188
* PharMerica Corp.	7,754	169
Abaxis Inc.	2,895	166
* Merit Medical Systems Inc.	11,151	165
* Healthways Inc.	9,117	142
* Greatbatch Inc.	2,635	131
Analogic Corp.	1,692	123

* Emergent Biosolutions Inc.	4,675	116
* AngioDynamics Inc.	6,585	115
Invacare Corp.	7,545	114
* Hanger Inc.	5,189	111
* MedAssets Inc.	5,581	108
* Sagent Pharmaceuticals Inc.	3,564	103
* Bio-Reference Laboratories Inc.	3,629	103
* Gentiva Health Services Inc.	5,016	97
* Affymetrix Inc.	9,843	90
* Luminex Corp.	4,811	89
Meridian Bioscience Inc.	4,932	81
* Cross Country Healthcare Inc.	7,576	81
Quality Systems Inc.	5,330	79
* Momenta Pharmaceuticals Inc.	6,474	76
* Depomed Inc.	4,827	75
* LHC Group Inc.	3,166	75
Computer Programs & Systems Inc.	1,210	71
Ensign Group Inc.	1,754	69
* Providence Service Corp.	1,679	66
* Almost Family Inc.	2,028	56
* Cynosure Inc. Class A	1,954	54
Landauer Inc.	1,331	44
* Albany Molecular Research Inc.	1,402	23
* Symmetry Medical Inc.	1,113	10
		7,075
Industrials (17.5%)
Curtiss-Wright Corp.	12,430	881
EMCOR Group Inc.	17,290	750
Applied Industrial Technologies Inc.	10,707	502
Mueller Industries Inc.	14,628	480
* Teledyne Technologies Inc.	4,357	466
Tetra Tech Inc.	16,571	450
United Stationers Inc.	10,050	413
Matson Inc.	11,090	390
Toro Co.	5,887	387
ABM Industries Inc.	13,373	362
* Korn/Ferry International	12,974	352
* Hub Group Inc. Class A	8,979	338
Actuant Corp. Class A	10,725	315
Knight Transportation Inc.	9,404	313
* Moog Inc. Class A	4,285	312
* Atlas Air Worldwide Holdings Inc.	6,515	297
Cubic Corp.	5,597	288
* UTi Worldwide Inc.	23,664	279
Kaman Corp.	6,988	275
UniFirst Corp.	2,460	274
Brink's Co.	12,528	272
Watts Water Technologies Inc. Class A	4,329	262
AAR Corp.	9,702	249
* EnPro Industries Inc.	3,836	247
Universal Forest Products Inc.	5,177	247
ESCO Technologies Inc.	6,785	244
Healthcare Services Group Inc.	7,982	241
Standex International Corp.	3,292	240
Briggs & Stratton Corp.	11,816	237
* Orbital Sciences Corp.	8,596	234
Simpson Manufacturing Co. Inc.	6,765	225

Matthews International Corp. Class A	4,573	211
Brady Corp. Class A	8,104	203
Forward Air Corp.	4,136	202
Barnes Group Inc.	5,300	195
Heartland Express Inc.	7,275	193
Quanex Building Products Corp.	9,682	191
Insperity Inc.	5,862	191
* Engility Holdings Inc.	4,545	191
Astec Industries Inc.	4,847	190
* Aegion Corp. Class A	9,638	184
* WageWorks Inc.	3,124	182
General Cable Corp.	12,553	173
G&K Services Inc. Class A	2,569	167
Albany International Corp.	4,430	166
SkyWest Inc.	13,188	165
Lindsay Corp.	1,741	153
Interface Inc. Class A	10,117	153
Resources Connection Inc.	9,884	150
Franklin Electric Co. Inc.	3,768	142
Griffon Corp.	11,083	138
Titan International Inc.	13,825	137
ArcBest Corp.	3,056	133
Viad Corp.	5,168	124
Kelly Services Inc. Class A	7,658	118
Tennant Co.	1,707	115
* Gibraltar Industries Inc.	7,486	107
Exponent Inc.	1,317	100
John Bean Technologies Corp.	3,157	96
Celadon Group Inc.	4,277	94
* Aerovironment Inc.	3,161	88
* TrueBlue Inc.	3,748	86
Heidrick & Struggles International Inc.	4,233	85
* Orion Marine Group Inc.	7,071	78
National Presto Industries Inc.	1,266	74
* Navigant Consulting Inc.	5,165	72
American Science & Engineering Inc.	1,347	66
* Veritiv Corp.	1,284	64
CDI Corp.	3,744	64
Comfort Systems USA Inc.	4,284	62
* American Woodmark Corp.	1,521	61
Encore Wire Corp.	1,539	56
* Roadrunner Transportation Systems Inc.	2,499	56
* Lydall Inc.	2,025	54
Powell Industries Inc.	1,170	50
Aceto Corp.	1,407	30
* Vicor Corp.	2,138	26
		16,458
Information Technology (15.6%)
* TriQuint Semiconductor Inc.	45,101	1,099
Anixter International Inc.	7,014	610
* CACI International Inc. Class A	6,066	541
* Sanmina Corp.	21,316	524
SYNNEX Corp.	7,177	513
MKS Instruments Inc.	13,682	499
* Veeco Instruments Inc.	10,375	388
* Take-Two Interactive Software Inc.	13,779	381
* Plexus Corp.	8,705	340

* Benchmark Electronics Inc.	13,895	330
* NETGEAR Inc.	9,263	322
* Super Micro Computer Inc.	8,808	293
* ScanSource Inc.	7,362	286
* Kulicke & Soffa Industries Inc.	19,774	276
* ViaSat Inc.	4,102	272
Littelfuse Inc.	2,789	268
* Microsemi Corp.	9,842	268
* QLogic Corp.	22,652	261
* Diodes Inc.	9,447	251
* Insight Enterprises Inc.	10,559	247
Tessera Technologies Inc.	7,110	243
Heartland Payment Systems Inc.	4,270	233
* VASCO Data Security International Inc.	7,572	226
Monolithic Power Systems Inc.	4,366	210
Brooks Automation Inc.	17,233	202
* Rofin-Sinar Technologies Inc.	7,225	195
* NetScout Systems Inc.	5,011	191
* Progress Software Corp.	7,318	189
* OSI Systems Inc.	2,640	186
ManTech International Corp. Class A	6,056	182
* II-VI Inc.	13,467	179
* Cirrus Logic Inc.	9,456	173
* Cabot Microelectronics Corp.	3,619	171
* Rogers Corp.	2,403	170
Comtech Telecommunications Corp.	4,136	164
* Coherent Inc.	2,831	157
ADTRAN Inc.	7,479	156
Power Integrations Inc.	3,028	152
Micrel Inc.	11,520	150
* Checkpoint Systems Inc.	10,755	137
Park Electrochemical Corp.	5,398	133
Ebix Inc.	7,911	128
* Bottomline Technologies de Inc.	4,970	122
* ExlService Holdings Inc.	4,336	122
* Digital River Inc.	4,785	122
* Sykes Enterprises Inc.	4,880	113
Badger Meter Inc.	1,974	109
* Mercury Systems Inc.	8,179	106
* Newport Corp.	5,872	103
* Monster Worldwide Inc.	22,911	100
Oplink Communications Inc.	4,106	99
* Ultratech Inc.	4,798	93
* TTM Technologies Inc.	13,759	93
Black Box Corp.	4,007	93
* Fabrinet	5,478	92
* LivePerson Inc.	6,943	90
CSG Systems International Inc.	3,400	85
* Rudolph Technologies Inc.	8,581	79
Cohu Inc.	6,551	75
* Ixia	7,149	74
Bel Fuse Inc. Class B	2,758	73
* Tangoe Inc.	5,548	72
* DTS Inc.	2,075	67
* Liquidity Services Inc.	6,274	66
* Pericom Semiconductor Corp.	5,152	65
* CEVA Inc.	3,538	61

CTS Corp.	3,468	60
* TeleTech Holdings Inc.	2,512	59
* Nanometrics Inc.	3,920	58
* Ciber Inc.	18,115	55
* Exar Corp.	5,862	54
Forrester Research Inc.	1,271	50
* Digi International Inc.	6,410	46
* Dice Holdings Inc.	3,780	41
Epiq Systems Inc.	2,396	37
* Entropic Communications Inc.	14,885	35
* Kopin Corp.	10,347	35
* DSP Group Inc.	3,180	34
Electro Scientific Industries Inc.	4,716	34
* QuinStreet Inc.	5,906	27
* Agilysys Inc.	1,569	19
		14,714
Materials (6.6%)
* Century Aluminum Co.	13,286	367
* Boise Cascade Co.	10,165	363
* Clearwater Paper Corp.	5,109	339
Kaiser Aluminum Corp.	4,610	335
Innophos Holdings Inc.	5,634	305
A Schulman Inc.	7,535	288
PH Glatfelter Co.	11,067	280
* Stillwater Mining Co.	19,504	256
Neenah Paper Inc.	4,286	245
OM Group Inc.	8,198	223
* Intrepid Potash Inc.	14,524	207
Stepan Co.	4,947	205
Schweitzer-Mauduit International Inc.	4,636	198
SunCoke Energy Inc.	9,478	193
Materion Corp.	5,327	185
* AK Steel Holding Corp.	28,802	170
* LSB Industries Inc.	5,013	166
* Kraton Performance Polymers Inc.	8,460	156
Globe Specialty Metals Inc.	8,938	155
Koppers Holdings Inc.	5,287	154
Haynes International Inc.	3,203	144
Rayonier Advanced Materials Inc.	5,379	133
Quaker Chemical Corp.	1,606	131
* Calgon Carbon Corp.	6,314	129
Wausau Paper Corp.	12,890	128
* Headwaters Inc.	9,100	127
Tredegar Corp.	6,599	121
Deltic Timber Corp.	1,657	103
Hawkins Inc.	2,437	96
Zep Inc.	5,928	81
* RTI International Metals Inc.	3,011	69
Myers Industries Inc.	3,620	59
Olympic Steel Inc.	2,351	38
* AM Castle & Co.	4,485	34
FutureFuel Corp.	2,295	26
		6,209
Telecommunication Services (0.8%)
Consolidated Communications Holdings Inc.	7,013	192
* Cincinnati Bell Inc.	53,934	192

Atlantic Tele-Network Inc.	2,588	176
Spok Holdings Inc.	5,591	89
* General Communication Inc. Class A	3,652	44
NTELOS Holdings Corp.	2,704	23
		716
Utilities (6.7%)
Piedmont Natural Gas Co. Inc.	20,207	757
Southwest Gas Corp.	11,998	695
New Jersey Resources Corp.	10,888	630
NorthWestern Corp.	11,841	630
UIL Holdings Corp.	14,585	580
Laclede Group Inc.	11,135	565
Avista Corp.	15,290	527
ALLETE Inc.	10,115	516
South Jersey Industries Inc.	8,547	488
El Paso Electric Co.	10,408	394
Northwest Natural Gas Co.	7,011	326
American States Water Co.	5,891	206
		6,314
Total Investments (100.0%) (Cost $92,543)		93,987
Other Assets and Liabilities-Net (0.0%)		12
Net Assets (100%)		93,999
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2014, the cost of investment securities for tax purposes was $92,543,000. Net unrealized appreciation of investment securities for tax purposes was $1,444,000, consisting of unrealized gains of $6,781,000 on securities that had risen in value since their purchase and $5,337,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (16.2%)
* Buffalo Wild Wings Inc.	3,629	618
Wolverine World Wide Inc.	19,466	594
Texas Roadhouse Inc. Class A	11,996	397
* Steven Madden Ltd.	11,011	376
* Iconix Brand Group Inc.	9,208	372
* Lumber Liquidators Holdings Inc.	5,202	331
Lithia Motors Inc. Class A	4,359	320
Cracker Barrel Old Country Store Inc.	2,422	310
Papa John's International Inc.	5,812	307
Jack in the Box Inc.	3,969	296
* Pinnacle Entertainment Inc.	11,473	286
* Dorman Products Inc.	5,955	282
Pool Corp.	4,564	271
Sonic Corp.	9,856	268
La-Z-Boy Inc.	10,077	262
Ryland Group Inc.	5,582	218
Drew Industries Inc.	4,532	213
Monro Muffler Brake Inc.	3,815	209
* Multimedia Games Holding Co. Inc.	5,697	207
* Helen of Troy Ltd.	3,119	202
Men's Wearhouse Inc.	4,289	200
* Red Robin Gourmet Burgers Inc.	2,753	185
* Universal Electronics Inc.	3,012	182
* Outerwall Inc.	2,514	177
* G-III Apparel Group Ltd.	1,941	172
* Scientific Games Corp. Class A	9,407	142
Capella Education Co.	2,088	142
Sturm Ruger & Co. Inc.	3,719	142
Winnebago Industries Inc.	5,181	130
DineEquity Inc.	1,290	128
* Hibbett Sports Inc.	2,503	126
* iRobot Corp.	3,218	117
Oxford Industries Inc.	1,748	116
* EW Scripps Co. Class A	5,720	112
* American Public Education Inc.	3,317	111
Bob Evans Farms Inc.	2,031	110
Buckle Inc.	2,148	110
* Francesca's Holdings Corp.	8,133	103
Movado Group Inc.	3,506	101
* Boyd Gaming Corp.	7,503	96
* Select Comfort Corp.	3,617	95
Interval Leisure Group Inc.	4,212	92
Ruth's Hospitality Group Inc.	6,856	90
* MarineMax Inc.	4,779	88
* Zumiez Inc.	2,410	86
Arctic Cat Inc.	2,485	82
Standard Motor Products Inc.	2,031	78
* Tuesday Morning Corp.	3,610	77
* Kirkland's Inc.	2,861	62

Nutrisystem Inc.	2,989	57
* Blue Nile Inc.	1,300	45
Haverty Furniture Cos. Inc.	1,905	40
* Monarch Casino & Resort Inc.	1,927	32
PetMed Express Inc.	1,516	20
		9,985
Consumer Staples (3.2%)
* Boston Beer Co. Inc. Class A	1,701	447
* Darling Ingredients Inc.	20,522	382
Casey's General Stores Inc.	3,853	323
WD-40 Co.	2,683	204
Andersons Inc.	2,837	153
B&G Foods Inc.	5,145	147
J&J Snack Foods Corp.	1,287	135
Inter Parfums Inc.	3,272	84
* Diamond Foods Inc.	2,433	73
Calavo Growers Inc.	1,182	51
		1,999
Energy (3.2%)
* Carrizo Oil & Gas Inc.	8,120	320
Bristow Group Inc.	2,936	188
* Stone Energy Corp.	10,777	170
* Newpark Resources Inc.	16,057	168
* C&J Energy Services Inc.	8,823	134
* Synergy Resources Corp.	12,955	127
* Matrix Service Co.	5,070	107
Tesco Corp.	7,012	99
* Northern Oil and Gas Inc.	10,996	96
* PDC Energy Inc.	3,231	95
* Era Group Inc.	3,716	78
* Geospace Technologies Corp.	2,526	67
* Rex Energy Corp.	9,321	66
Gulfmark Offshore Inc.	2,228	58
* Bill Barrett Corp.	4,477	45
* Penn Virginia Corp.	7,010	36
* Basic Energy Services Inc.	3,566	32
* ION Geophysical Corp.	9,828	24
Paragon Offshore plc	4,764	17
* PetroQuest Energy Inc.	3,472	13
		1,940
Financials (21.9%)
* PRA Group Inc.	9,606	562
* Texas Capital Bancshares Inc.	8,752	483
MarketAxess Holdings Inc.	7,194	472
Bank of the Ozarks Inc.	12,376	448
PrivateBancorp Inc.	13,476	424
Glacier Bancorp Inc.	14,280	391
MB Financial Inc.	12,199	384
First Financial Bankshares Inc.	12,280	370
Evercore Partners Inc. Class A	6,965	352
Home BancShares Inc.	11,099	352
* Stifel Financial Corp.	6,810	330
Financial Engines Inc.	9,933	325
* First Cash Financial Services Inc.	5,464	316
Medical Properties Trust Inc.	22,285	309
Sabra Health Care REIT Inc.	10,221	289

Retail Opportunity Investments Corp.	17,481	288
DiamondRock Hospitality Co.	18,776	280
First Midwest Bancorp Inc.	14,442	242
Pinnacle Financial Partners Inc.	6,345	239
Sovran Self Storage Inc.	2,744	233
Post Properties Inc.	3,759	220
HFF Inc. Class A	6,286	217
BBCN Bancorp Inc.	15,246	212
Virtus Investment Partners Inc.	1,363	210
American Equity Investment Life Holding Co.	7,609	205
UMB Financial Corp.	3,552	197
Boston Private Financial Holdings Inc.	15,434	197
* Encore Capital Group Inc.	4,575	196
Columbia Banking System Inc.	6,991	192
* BofI Holding Inc.	2,397	189
EastGroup Properties Inc.	2,730	184
RLI Corp.	3,620	166
Old National Bancorp	11,375	162
CoreSite Realty Corp.	4,145	158
PS Business Parks Inc.	1,895	154
United Community Banks Inc.	8,651	152
Lexington Realty Trust	13,160	145
American Assets Trust Inc.	3,538	139
CVB Financial Corp.	9,036	137
Acadia Realty Trust	4,084	131
Community Bank System Inc.	3,510	130
Wilshire Bancorp Inc.	13,497	129
Inland Real Estate Corp.	11,631	126
Parkway Properties Inc.	6,372	124
Employers Holdings Inc.	6,028	122
Greenhill & Co. Inc.	2,754	122
Oritani Financial Corp.	7,401	108
* Forestar Group Inc.	6,682	107
Westamerica Bancorporation	2,195	107
LTC Properties Inc.	2,534	106
AMERISAFE Inc.	2,477	103
Chesapeake Lodging Trust	3,025	102
National Penn Bancshares Inc.	9,720	99
First Commonwealth Financial Corp.	9,889	90
* eHealth Inc.	3,416	88
Education Realty Trust Inc.	7,514	87
Universal Insurance Holdings Inc.	4,264	83
Associated Estates Realty Corp.	3,657	82
* Investment Technology Group Inc.	4,134	82
* World Acceptance Corp.	1,014	77
HCI Group Inc.	1,788	72
* Green Dot Corp. Class A	3,274	72
Universal Health Realty Income Trust	1,418	69
ViewPoint Financial Group Inc.	2,849	68
* CareTrust REIT Inc.	3,828	62
City Holding Co.	1,401	61
Saul Centers Inc.	1,059	58
Aviv REIT Inc.	1,561	53
Cardinal Financial Corp.	2,583	47
TrustCo Bank Corp. NY	6,736	46
* Enova International Inc.	1,879	43
Urstadt Biddle Properties Inc. Class A	1,857	41

* First BanCorp	6,552	34
Bank Mutual Corp.	5,185	33
		13,485
Health Care (15.3%)
West Pharmaceutical Services Inc.	13,557	705
* Akorn Inc.	13,783	552
* Medidata Solutions Inc.	10,362	443
* MWI Veterinary Supply Inc.	2,468	403
* NuVasive Inc.	9,007	396
* PAREXEL International Corp.	6,093	356
* Medicines Co.	12,478	335
* Prestige Brands Holdings Inc.	9,975	334
* Amsurg Corp.	6,368	328
* Neogen Corp.	7,050	312
* Air Methods Corp.	6,837	303
Cantel Medical Corp.	6,748	294
* Acorda Therapeutics Inc.	8,011	292
* Cyberonics Inc.	5,108	272
* Masimo Corp.	9,561	251
* Lannett Co. Inc.	5,065	249
* ABIOMED Inc.	6,992	248
* Omnicell Inc.	6,886	222
* Natus Medical Inc.	6,196	212
* Ligand Pharmaceuticals Inc.	3,629	195
* Haemonetics Corp.	4,143	153
* IPC The Hospitalist Co. Inc.	3,296	145
* MedAssets Inc.	7,375	143
* Greatbatch Inc.	2,815	140
* Repligen Corp.	5,877	134
* Cambrex Corp.	5,866	133
* Depomed Inc.	7,614	118
* HealthStream Inc.	4,064	116
* Anika Therapeutics Inc.	2,773	113
Abaxis Inc.	1,905	109
Ensign Group Inc.	2,537	100
* Integra LifeSciences Holdings Corp.	1,979	97
Analogic Corp.	1,119	82
* Spectrum Pharmaceuticals Inc.	11,122	80
* Cynosure Inc. Class A	2,706	75
Meridian Bioscience Inc.	4,316	71
* Luminex Corp.	3,733	69
Quality Systems Inc.	4,481	66
Computer Programs & Systems Inc.	1,103	65
* Hanger Inc.	2,918	63
* Affymetrix Inc.	6,759	62
* CorVel Corp.	1,724	60
* Bio-Reference Laboratories Inc.	2,041	58
* Albany Molecular Research Inc.	3,498	57
* SurModics Inc.	2,614	55
* Emergent Biosolutions Inc.	2,136	53
* Sagent Pharmaceuticals Inc.	1,698	49
CryoLife Inc.	4,832	49
* Momenta Pharmaceuticals Inc.	4,110	48
* Gentiva Health Services Inc.	2,295	45
* Providence Service Corp.	1,023	40

Landauer Inc.	837	28
		9,378
Industrials (15.2%)
EnerSys	8,926	542
* Teledyne Technologies Inc.	3,958	423
Toro Co.	6,298	414
Hillenbrand Inc.	12,051	388
Allegiant Travel Co. Class A	2,674	375
Mobile Mini Inc.	8,951	371
* Moog Inc. Class A	4,980	362
* On Assignment Inc.	9,408	289
* Saia Inc.	4,737	263
Apogee Enterprises Inc.	5,589	253
* WageWorks Inc.	3,959	231
Healthcare Services Group Inc.	7,554	228
CIRCOR International Inc.	3,387	227
AZZ Inc.	4,920	220
* Taser International Inc.	10,083	217
Barnes Group Inc.	5,446	200
* Dycom Industries Inc.	6,520	199
* GenCorp Inc.	11,255	188
Federal Signal Corp.	12,041	180
Franklin Electric Co. Inc.	4,772	179
AAON Inc.	8,126	168
US Ecology Inc.	4,148	165
Knight Transportation Inc.	4,656	155
Tennant Co.	2,256	152
* DXP Enterprises Inc.	2,467	145
* Orbital Sciences Corp.	5,228	142
Forward Air Corp.	2,837	139
Heartland Express Inc.	5,189	138
Watts Water Technologies Inc. Class A	2,235	135
Actuant Corp. Class A	4,480	131
UniFirst Corp.	1,167	130
G&K Services Inc. Class A	1,906	124
* TrueBlue Inc.	5,170	119
Exponent Inc.	1,534	117
* EnPro Industries Inc.	1,745	113
Matthews International Corp. Class A	2,262	104
ArcBest Corp.	2,370	103
Lindsay Corp.	1,145	101
John Bean Technologies Corp.	3,233	98
Simpson Manufacturing Co. Inc.	2,947	98
Encore Wire Corp.	2,438	89
Aceto Corp.	4,194	88
* PGT Inc.	9,094	86
Albany International Corp.	2,192	82
Interface Inc. Class A	5,240	79
* Roadrunner Transportation Systems Inc.	3,460	78
Brady Corp. Class A	3,113	78
* Navigant Consulting Inc.	5,540	77
Comfort Systems USA Inc.	4,064	58
* American Woodmark Corp.	1,221	49
* Lydall Inc.	1,772	47
* Aerovironment Inc.	1,507	42
Powell Industries Inc.	907	39
* Veritiv Corp.	612	31

American Science & Engineering Inc.	519	25
Celadon Group Inc.	1,004	22
* Vicor Corp.	1,576	19
		9,315
Information Technology (19.4%)
* Tyler Technologies Inc.	6,301	684
MAXIMUS Inc.	12,852	673
* Manhattan Associates Inc.	14,405	570
j2 Global Inc.	8,698	492
* Synaptics Inc.	7,047	444
* Dealertrack Technologies Inc.	8,472	400
* Electronics For Imaging Inc.	8,919	396
Blackbaud Inc.	8,864	376
* ViaSat Inc.	5,197	345
* Cardtronics Inc.	8,535	334
* Microsemi Corp.	10,984	299
* MicroStrategy Inc. Class A	1,735	298
* Synchronoss Technologies Inc.	6,824	292
* comScore Inc.	6,557	288
Methode Electronics Inc.	7,321	284
* iGATE Corp.	6,812	252
* LogMeIn Inc.	4,722	239
Littelfuse Inc.	2,248	216
NIC Inc.	11,640	210
Monotype Imaging Holdings Inc.	7,513	208
* Virtusa Corp.	5,093	204
Heartland Payment Systems Inc.	3,729	203
MTS Systems Corp.	2,902	193
* FARO Technologies Inc.	3,310	182
Power Integrations Inc.	3,523	177
Monolithic Power Systems Inc.	3,662	176
* Take-Two Interactive Software Inc.	5,758	159
* Coherent Inc.	2,679	148
* Advanced Energy Industries Inc.	7,192	147
* Interactive Intelligence Group Inc.	3,213	145
* Stamps.com Inc.	2,798	132
* NetScout Systems Inc.	3,440	131
* CalAmp Corp.	6,884	129
Tessera Technologies Inc.	3,668	125
* Harmonic Inc.	17,556	123
* Rogers Corp.	1,713	121
* Perficient Inc.	6,590	114
* OSI Systems Inc.	1,604	113
* Blucora Inc.	7,871	112
* Progress Software Corp.	4,266	110
CSG Systems International Inc.	4,135	104
ADTRAN Inc.	4,921	103
* Sykes Enterprises Inc.	3,941	91
* Cirrus Logic Inc.	4,899	90
Daktronics Inc.	7,491	89
* Cabot Microelectronics Corp.	1,875	89
* Bottomline Technologies de Inc.	3,559	87
* ExlService Holdings Inc.	2,755	77
Badger Meter Inc.	1,305	72
* XO Group Inc.	4,653	67
CTS Corp.	3,877	67
* Digital River Inc.	2,569	65

Epiq Systems Inc.	4,168	64
* Ixia	5,773	60
* Newport Corp.	3,302	58
* DTS Inc.	1,742	56
* LivePerson Inc.	4,234	55
* Dice Holdings Inc.	4,373	48
Forrester Research Inc.	1,159	46
* Exar Corp.	4,734	43
* Tangoe Inc.	2,881	37
* Ultratech Inc.	1,843	36
* TeleTech Holdings Inc.	1,535	36
* Fabrinet	1,582	27
* Nanometrics Inc.	1,695	25
* CEVA Inc.	1,283	22
* Agilysys Inc.	1,670	21
* DSP Group Inc.	1,868	20
* Entropic Communications Inc.	6,006	14
* Kopin Corp.	4,017	14
Electro Scientific Industries Inc.	1,545	11
* QuinStreet Inc.	2,145	10
		11,948
Materials (4.8%)
* KapStone Paper and Packaging Corp.	16,192	484
HB Fuller Co.	9,630	416
Balchem Corp.	5,863	381
US Silica Holdings Inc.	10,328	324
* Flotek Industries Inc.	9,616	187
SunCoke Energy Inc.	6,246	127
* Calgon Carbon Corp.	5,500	112
* Stillwater Mining Co.	8,535	112
Quaker Chemical Corp.	1,343	109
* Headwaters Inc.	7,348	103
Rayonier Advanced Materials Inc.	4,167	103
Schweitzer-Mauduit International Inc.	2,390	102
Globe Specialty Metals Inc.	5,648	98
* RTI International Metals Inc.	3,662	84
* AK Steel Holding Corp.	11,560	68
Deltic Timber Corp.	894	56
American Vanguard Corp.	4,844	53
Myers Industries Inc.	2,123	35
FutureFuel Corp.	2,579	29
		2,983
Telecommunication Services (0.6%)
* 8x8 Inc.	16,994	132
Consolidated Communications Holdings Inc.	3,779	104
Lumos Networks Corp.	3,617	60
* General Communication Inc. Class A	3,207	39
NTELOS Holdings Corp.	1,222	10
		345
Utilities (0.2%)
American States Water Co.	3,037	106

Total Common Stocks (Cost $61,057)		61,484

	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $49)	0.116%	48,702	49

Total Investments (100.1%) (Cost $61,106)			61,533
Other Assets and Liabilities-Net (-0.1%)			(66)
Net Assets (100%)			61,467
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2014, the cost of investment securities for tax purposes was $61,106,000. Net unrealized appreciation of investment securities for tax purposes was $427,000, consisting of unrealized gains of $5,027,000 on securities that had risen in value since their purchase and $4,600,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2015

VANGUARD ADMIRAL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER

Date: January 21, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.